UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2020

Date of reporting period: July 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

SEMI-ANNUAL REPORT

HANCOCK HORIZON FAMILY OF FUNDS

JULY 31, 2019

Burkenroad Small Cap Fund

Diversified Income Fund

Diversified International Fund

Dynamic Asset Allocation Fund

International Small Cap Fund

Louisiana Tax-Free Income Fund

Microcap Fund

Mississippi Tax-Free Income Fund

Quantitative Long/Short Fund

U.S. Small Cap Fund

The Advisors’ Inner Circle Fund II

Beginning on March 29, 2019, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-800-990-2434.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-990-2434. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Hancock Horizon Funds if you invest directly with the Funds.

Hancock Horizon Family of Funds	July 31, 2019

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2019 to July 31, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2019 (Unaudited)

	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Annualized Expense Ratios	Expenses Paid During Period*
Burkenroad Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,013.30	1.10%	$5.49
Investor Class	1,000.00	1,012.30	1.30%	6.49
Class D	1,000.00	1,010.70	1.60%	7.98

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.34	1.10%	$5.51
Investor Class	1,000.00	1,018.35	1.30%	6.51
Class D	1,000.00	1,016.86	1.60%	8.00

Diversified Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,050.70	0.90%	$4.58
Investor Class	1,000.00	1,049.70	1.15%	5.84

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.33	0.90%	$4.51
Investor Class	1,000.00	1,019.09	1.15%	5.76

Diversified International Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,031.50	1.29%	$6.50
Investor Class	1,000.00	1,030.50	1.44%	7.25

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.40	1.29%	$6.46
Investor Class	1,000.00	1,017.65	1.44%	7.20

Dynamic Asset Allocation Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,034.80	1.40%	$7.06
Investor Class	1,000.00	1,034.10	1.65%	8.32

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.85	1.40%	$7.00
Investor Class	1,000.00	1,016.61	1.65%	8.25

International Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$983.50	1.46%	$7.18
Investor Class	1,000.00	982.80	1.71%	8.41

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.55	1.46%	$7.30
Investor Class	1,000.00	1,016.31	1.71%	8.55

	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Annualized Expense Ratios	Expenses Paid During Period*
Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,044.80	0.75%	$3.80
Investor Class	1,000.00	1,044.10	0.90%	4.56

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Investor Class	1,000.00	1,020.33	0.90%	4.51

Microcap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,018.80	1.43%	$7.16
Investor Class	1,000.00	1,017.70	1.68%	8.40

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.70	1.43%	$7.15
Investor Class	1,000.00	1,016.46	1.68%	8.40

Mississippi Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,052.00	0.75%	$3.82
Investor Class	1,000.00	1,050.80	0.85%	4.32

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Investor Class	1,000.00	1,020.58	0.85%	4.26

Quantitative Long/Short Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,032.00	1.08%	$5.44
Investor Class	1,000.00	1,032.20	1.33%	6.70

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.44	1.08%	$5.41
Investor Class	1,000.00	1,018.20	1.33%	6.66

U.S. Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,009.20	1.10%	$5.48
Investor Class	1,000.00	1,007.90	1.35%	6.72

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.34	1.10%	$5.51
Investor Class	1,000.00	1,018.10	1.35%	6.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Schedules of Investments

Burkenroad Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)

Common Stock — 97.9%
Aerospace & Defense — 1.6%
HEICO	36,000	$4,923
Total Aerospace & Defense		4,923

Apparel & Textiles — 1.7%
Oxford Industries	71,000	5,196
Total Apparel & Textiles		5,196

Banks — 10.3%
International Bancshares	145,000	5,456
Prosperity Bancshares	74,000	5,135
Synovus Financial	145,000	5,535
Texas Capital Bancshares*	70,000	4,405
Trustmark	155,000	5,509
United Community Banks	190,000	5,453
Total Banks		31,493

Building & Construction — 3.6%
Taylor Morrison Home, Cl A*	240,000	5,405
TopBuild*	69,000	5,598
Total Building & Construction		11,003

Capital Markets — 1.5%
Blucora*	150,000	4,491
Total Capital Markets		4,491

Chemicals — 2.5%
Huntsman	182,000	3,740
Kraton*	128,000	3,926
Total Chemicals		7,666

Description	Shares	Value (000)

Commercial Services — 2.5%
ADT	530,000	$3,365
Insperity	39,000	4,148
Total Commercial Services		7,513

Communications Equipment — 1.5%
Lumentum Holdings*	79,000	4,474
Total Communications Equipment		4,474

Computer Software — 5.8%
ACI Worldwide*	120,000	4,027
Ebix	95,000	4,373
j2 Global*	46,000	4,098
RealPage*	83,000	5,186
Total Computer Software		17,684

Consumer Finance — 1.3%
EZCORP, Cl A*	390,000	3,841
Total Consumer Finance		3,841

Electronic Equipment, Instruments & Components — 1.8%
Tech Data*	53,000	5,371
Total Electronic Equipment, Instruments & Components		5,371

Energy & Equipment Services — 1.4%
Archrock	380,000	4,173
Total Energy & Equipment Services		4,173

Engineering Services — 1.3%
MasTec*	78,000	4,003
Total Engineering Services		4,003

Food, Beverage & Tobacco — 2.4%
Cal-Maine Foods*	87,000	3,460
Fresh Del Monte Produce	122,000	3,700
Total Food, Beverage & Tobacco		7,160

Gas & Natural Gas — 1.4%
Atmos Energy	39,000	4,253
Total Gas & Natural Gas		4,253

Health Care Equipment & Supplies — 2.0%
Integer Holdings*	68,000	5,952
Total Health Care Equipment & Supplies		5,952

Schedules of Investments	July 31, 2019 (Unaudited)

Burkenroad Small Cap Fund (Continued)

Description	Shares	Value (000)

Hotels, Restaurants & Leisure — 1.7%
Ruth’s Hospitality Group	235,000	$5,233
Total Hotels, Restaurants & Leisure		5,233

Insurance — 7.5%
American National Insurance	41,000	4,962
Amerisafe	75,000	4,879
Kemper	45,000	3,961
Primerica	42,000	5,153
Universal Insurance Holdings	160,000	3,970
Total Insurance		22,925

Leasing & Renting — 1.7%
Aaron’s	82,000	5,170
Total Leasing & Renting		5,170

Machinery — 4.7%
Alamo Group	54,000	5,286
Chart Industries*	74,000	5,589
Mueller Water Products, Cl A	340,000	3,458
Total Machinery		14,333

Manufacturing — 1.3%
Acuity Brands	30,000	4,027
Total Manufacturing		4,027

Materials — 1.1%
US Concrete*	73,000	3,438
Total Materials		3,438

Media — 2.9%
Gray Television*	260,000	4,615
Match Group*	54,000	4,066
Total Media		8,681

Medical Products & Services — 8.2%
Amedisys*	44,000	6,067
Encompass Health	85,000	5,426
Luminex	235,000	5,107
Mednax*	100,000	2,457
US Physical Therapy	46,000	5,938
Total Medical Products & Services		24,995

Paper & Paper Products — 1.2%
Neenah	57,000	3,745
Total Paper & Paper Products		3,745

Description	Shares	Value (000)

Petroleum & Fuel Products — 7.7%
Cactus, Cl A*	120,000	$3,524
Callon Petroleum*	450,000	2,214
Diamondback Energy	44,000	4,551
Exterran*	190,500	2,600
Magnolia Oil & Gas*	325,000	3,634
Matador Resources*	220,000	3,879
Select Energy Services, Cl A*	290,000	2,949
Total Petroleum & Fuel Products		23,351

Petroleum Refining — 1.5%
HollyFrontier	90,000	4,479
Total Petroleum Refining		4,479

Professional Services — 1.6%
Kforce	145,000	4,943
Total Professional Services		4,943

Real Estate — 1.2%
Preferred Apartment Communities, Cl A	260,000	3,767
Total Real Estate		3,767

Real Estate Investment Trust — 4.5%
Lamar Advertising, Cl A	60,000	4,855
Medical Properties Trust	235,000	4,113
Xenia Hotels & Resorts	215,000	4,607
Total Real Estate Investment Trust		13,575

Retail — 3.8%
Dave & Buster’s Entertainment	65,000	2,642
Pool	31,000	5,871
Sally Beauty Holdings*	220,000	3,023
Total Retail		11,536

Semiconductors & Semiconductor Equipment — 3.7%
Cirrus Logic*	115,000	5,641
Diodes*	132,000	5,623
Total Semiconductors & Semiconductor Equipment		11,264

Software — 1.1%
Zix*	358,000	3,261
Total Software		3,261
Total Common Stock (Cost $219,580 (000))		297,919

Schedules of Investments

Burkenroad Small Cap Fund (Concluded)

Description	Shares	Value (000)

Cash Equivalent (A) — 2.4%
Federated Government Obligations Fund, Cl I, 2.250%	7,425,291	$7,425
Total Cash Equivalent (Cost $7,425 (000))		7,425
Total Investments — 100.3% (Cost $227,005 (000))		$305,344

Percentages are based on net assets of $304,293 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

As of July 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2019 (Unaudited)

Diversified Income Fund

Percentages are based on total investments.

Description	Shares	Value (000)

Common Stock — 42.5%

Automobiles — 0.5%
Ford Motor	23,079	$220
Total Automobiles		220

Banks — 1.7%
PacWest Bancorp	6,407	248
People’s United Financial	12,903	212
Valley National Bancorp	25,216	281
Total Banks		741

Biotechnology — 0.7%
AbbVie	3,241	216
Gilead Sciences	1,500	98
Total Biotechnology		314

Chemicals — 0.5%
LyondellBasell Industries, Cl A	2,628	220
Total Chemicals		220

Containers & Packaging — 1.8%
Domtar	3,783	161
International Paper	2,339	103
Schweitzer-Mauduit International	7,072	243
WestRock	7,818	282
Total Containers & Packaging		789

Diversified Telecommunication Services — 1.8%
AT&T	7,496	255
Cogent Communications Holdings	5,838	368
Verizon Communications	3,470	192
Total Diversified Telecommunication Services		815

Description	Shares	Value (000)

Electrical Utilities — 3.7%
Duke Energy	3,365	$292
Entergy	3,623	383
FirstEnergy	7,735	340
Hawaiian Electric Industries	8,220	368
PPL	9,483	281
Total Electrical Utilities		1,664

Energy & Equipment Services — 1.0%
Archrock	23,382	257
Helmerich & Payne	4,180	207
Total Energy & Equipment Services		464

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance	1,823	99
Total Food & Staples Retailing		99

Health Care Providers & Services — 1.1%
Cardinal Health	3,626	166
CVS Health	1,827	102
Patterson	11,711	232
Total Health Care Providers & Services		500

Hotels Restaurants & Leisure — 0.5%
Six Flags Entertainment	4,281	226
Total Hotels Restaurants & Leisure		226

Hotels, Restaurants & Leisure — 0.4%
Brinker International	4,293	171
Total Hotels, Restaurants & Leisure		171

Household Products — 0.5%
Kimberly-Clark	1,679	228
Total Household Products		228

Insurance — 1.6%
Old Republic International	12,462	284
Prudential Financial	1,005	102
Safety Insurance Group	3,491	345
Total Insurance		731

IT Services — 1.3%
International Business Machines	1,810	268
Western Union	15,018	316
Total IT Services		584

Schedules of Investments

Diversified Income Fund (Continued)

Description	Shares	Value (000)

Media — 0.7%
Interpublic Group	4,324	$99
Omnicom Group	2,520	202
Total Media		301

Mortgage Real Estate Investment Trust — 0.3%
Starwood Property Trust	5,648	131
Total Mortgage Real Estate Investment Trust		131

Multiline Retail — 0.5%
Kohl’s	4,560	246
Total Multiline Retail		246

Multi-Utilities — 0.7%
Consolidated Edison	3,675	312
Total Multi-Utilities		312

Oil, Gas & Consumable Fuels — 1.1%
Chevron	2,283	281
Phillips 66	1,030	106
Valero Energy	1,224	104
Total Oil, Gas & Consumable Fuels		491

Pharmaceuticals — 0.4%
Bristol-Myers Squibb	2,203	98
Pfizer	2,298	89
Total Pharmaceuticals		187

Real Estate Investment Trust — 16.3%
Alexandria Real Estate Equities	935	137
American Campus Communities	3,105	145
Apartment Investment & Management, Cl A	2,865	142
Armada Hoffler Properties	18,832	319
AvalonBay Communities	733	153
Boston Properties	959	128
Brandywine Realty Trust	6,941	102
Cousins Properties	3,308	116
CubeSmart	4,112	140
CyrusOne	2,306	132
DiamondRock Hospitality	11,159	112
Digital Realty Trust	1,138	130
Duke Realty	4,477	149
EastGroup Properties	1,435	173
EPR Properties	2,649	197
Equity Residential	1,988	157
Essex Property Trust	501	151
Extra Space Storage	1,307	147

Description	Shares	Value (000)

Real Estate Investment Trust (continued)
Federal Realty Investment Trust	1,009	$133
First Industrial Realty Trust	3,817	146
GEO Group	6,217	111
HCP	4,904	157
Highwoods Properties	2,628	119
Host Hotels & Resorts	6,344	110
Iron Mountain	3,331	98
Kimco Realty	8,031	154
Lamar Advertising, Cl A	1,713	139
Liberty Property Trust	2,929	153
Medical Properties Trust	9,243	162
Mid-America Apartment Communities	1,321	156
Monmouth Real Estate Investment, Cl A	7,952	110
National Retail Properties	2,972	155
Omega Healthcare Investors	4,661	169
Park Hotels & Resorts	4,007	106
Piedmont Office Realty Trust, Cl A	6,544	136
Public Storage	601	146
Realty Income	2,235	155
Ryman Hospitality Properties	1,854	139
Sabra Health Care	7,058	146
Senior Housing Properties Trust	5,259	43
Simon Property Group	1,377	223
SL Green Realty	1,208	98
STORE Capital	4,757	163
Tanger Factory Outlet Centers	13,087	208
Terreno Realty	3,353	164
Uniti Group	7,235	61
Ventas	2,085	140
Vornado Realty Trust	1,744	112
Washington	4,080	110
Weingarten Realty Investors	4,260	119
Welltower	1,977	164
Weyerhaeuser	3,646	93
Total Real Estate Investment Trust		7,328

Semi-Conductors & Semi-Conductor Equipment — 0.5%
QUALCOMM	2,839	208
Total Semi-Conductors & Semi-Conductor Equipment		208

Specialty Retail — 0.8%
Buckle	11,741	239
Foot Locker	2,472	101
Total Specialty Retail		340

Schedules of Investments	July 31, 2019 (Unaudited)

Diversified Income Fund (Continued)

Description	Shares/Face Amount (000)	Value (000)

Technology Hardware, Storage & Peripherals — 1.0%
Seagate Technology	4,730	$219
Xerox	7,074	227
Total Technology Hardware, Storage & Peripherals		446

Thrifts & Mortgage Finance — 1.2%
New York Community Bancorp	21,193	244
Northwest Bancshares	16,139	277
Total Thrifts & Mortgage Finance		521

Tobacco — 1.8%
Altria Group	4,208	198
Philip Morris International	3,530	295
Universal	5,448	324
Total Tobacco		817
Total Common Stock (Cost $17,783 (000))		19,094

Corporate Bonds — 40.8%

Air Freight & Logistics — 1.2%
XPO Logistics (A)
6.750%, 08/15/24	$500	533
Total Air Freight & Logistics		533

Automobiles — 0.5%
General Motors Financial (B) 6.500%, VAR ICE LIBOR USD 3 Month+3.436%, 03/30/68	250	243
Total Automobiles		243

Banks — 1.1%
Citizens Financial Group (B) 6.375%, VAR ICE LIBOR USD 3 Month+3.157%, 01/06/68	250	259
JPMorgan Chase (B) 5.000%, VAR United States Secured Overnight Financing Rate+3.380%, 02/01/68	250	252
Total Banks		511

Building & Construction — 1.1%
Standard Industries (A)
5.375%, 11/15/24	500	512
Total Building & Construction		512

Cable/Media — 1.2%
CSC Holdings (A)
5.500%, 04/15/27	500	524
Total Cable/Media		524

Description	Face Amount (000)	Value (000)

Consumer Finance — 2.4%
Ally Financial
5.750%, 11/20/25	$500	$558
MMC Energy Escrow
9.250%, 10/15/20	500	—
Quicken Loans (A)
5.250%, 01/15/28	500	506
Total Consumer Finance		1,064

Diversified Telecommunication Services — 1.5%
Frontier Communications
9.250%,, 07/01/21	500	314
8.500%,, 04/15/20	500	377
Total Diversified Telecommunication Services		691

Electrical Utilities — 0.5%
PPL Capital Funding 4.995%, VAR ICE LIBOR USD 3 Month+2.665%, 03/30/67	250	227
Total Electrical Utilities		227

Entertainment — 0.6%
Viacom 6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	250	264
Total Entertainment		264

Food, Beverage & Tobacco — 1.1%
Land O’ Lakes (A) (B)
8.000%, 09/15/67	500	514
Total Food, Beverage & Tobacco		514

Health Care Providers & Services — 2.2%
CHS
7.125%, 07/15/20	500	477
Tenet Healthcare (A)
6.250%, 02/01/27	500	519
Total Health Care Providers & Services		996

Hotels Restaurants & Leisure — 4.4%
Aramark Services (A)
5.000%, 02/01/28	500	521
International Game Technology (A)
6.500%, 02/15/25	500	548
Scientific Games International (A)
5.000%, 10/15/25	500	511
Speedway Motorsports
5.125%, 02/01/23	400	403
Total Hotels Restaurants & Leisure		1,983

Schedules of Investments

Diversified Income Fund (Continued)

Description	Face Amount (000)	Value (000)

Hotels, Restaurants & Leisure — 1.2%
Hilton Domestic Operating
5.125%, 05/01/26	$500	$519
Total Hotels, Restaurants & Leisure		519

Household Durables — 1.2%
PulteGroup
5.500%, 03/01/26	500	539
Total Household Durables		539

Independent Power and Renewable Electricity Producers — 0.6%
NRG Energy (A)
5.250%, 06/15/29	250	264
Total Independent Power and Renewable Electricity Producers		264

Industrial Conglomerates — 0.5%
General Electric (B) 5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/49	250	242
Total Industrial Conglomerates		242

Industrials — 0.6%
BNSF Funding Trust I 6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/55	250	275
Total Industrials		275

IT Services — 1.2%
VeriSign
4.750%, 07/15/27	500	526
Total IT Services		526

Media — 2.3%
AMC Networks
5.000%, 04/01/24	500	513
Sirius XM Radio (A)
5.000%, 08/01/27	500	515
Total Media		1,028

Metals & Mining — 0.6%
BHP Billiton Finance USA (A) 6.750%, VAR USD Swap Semi 30/360 5 Yr Curr+5.093%, 10/19/75	250	291
Total Metals & Mining		291

Description	Face Amount (000)	Value (000)

Multi-Utilities — 0.5%
Dominion Energy 4.630%, VAR ICE LIBOR USD 3 Month+2.300%, 09/30/66	$250	$237
Total Multi-Utilities		237

Oil, Gas & Consumable Fuels — 5.0%
Antero Resources
5.000%, 03/01/25	500	448
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	250	275
Enbridge 5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/77	250	249
Plains All American Pipeline (B) 6.125%, VAR ICE LIBOR USD 3 Month+4.110%, 11/15/67	250	241
Sunoco
6.000%, 04/15/27	500	527
Tallgrass Energy Partners (A)
5.500%, 01/15/28	500	496
Total Oil, Gas & Consumable Fuels		2,236

Real Estate Investment Trust — 1.2%
GLP Capital
5.375%, 04/15/26	500	544
Total Real Estate Investment Trust		544

Real Estate Management & Development — 1.2%
Brookfield Property Partners (A)
5.750%, 05/15/26	500	519
Total Real Estate Management & Development		519

Specialty Retail — 1.0%
L Brands
5.250%, 02/01/28	500	463
Total Specialty Retail		463

Textiles, Apparel & Luxury Goods — 1.2%
Levi Strauss
5.000%, 05/01/25	500	519
Total Textiles, Apparel & Luxury Goods		519

Tobacco — 1.1%
Vector Group (A)
6.125%, 02/01/25	500	474
Total Tobacco		474

Schedules of Investments	July 31, 2019 (Unaudited)

Diversified Income Fund (Continued)

Description	Face Amount (000)/Shares	Value (000)

Trading Companies & Distributors — 1.7%
AerCap Global Aviation Trust (A) 6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/45	$250	$265

United Rentals North America
4.875%, 01/15/28	500	510
Total Trading Companies & Distributors		775

Wireless Telecommunication Services — 1.8%
United States Cellular
6.700%, 12/15/33	500	529
Vodafone Group 7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.873%, 04/04/79	250	274
Total Wireless Telecommunication Services		803
Total Corporate Bonds (Cost $18,173 (000))		18,316

Preferred Stock — 7.1%

Automobiles — 0.6%
Ford Motor
6.200%, 06/01/2059	10,000	271
Total Automobiles		271

Banks — 1.2%
JPMorgan Chase
6.000% (B)	10,000	278
Regions Financial 5.700%, VAR ICE LIBOR USD 3 Month+3.148%* (B)	10,000	270
Total Banks		548

Diversified Telecommunication Services — 1.2%
AT&T
5.625%, 08/01/2067	10,000	273
Qwest
6.750%, 06/15/2057	10,000	254
Total Diversified Telecommunication Services		527

Electrical Utilities — 0.6%
Duke Energy
5.625%, 09/15/2078	10,000	273
Total Electrical Utilities		273

Insurance — 1.8%
American International Group
5.850% (B)	10,000	272

Description	Face Amount (000)/Shares	Value (000)

Insurance (continued)
RenaissanceRe Holdings
5.750% (B)	10,000	$260
WR Berkley
5.700%, 03/30/2058	10,000	268
Total Insurance		800

Multi-Utilities — 0.6%
CMS Energy
5.875%, 03/01/2079	10,000	273
Total Multi-Utilities		273

Real Estate Investment Trust — 0.5%
Vornado Realty Trust
5.700% (B)	9,000	229
Total Real Estate Investment Trust		229

Real Estate Management & Development — 0.6%
Brookfield Property Partners
6.500% (B)	10,000	257
Total Real Estate Management & Development		257
Total Preferred Stock (Cost $2,961 (000))		3,178

Registered Investment Companies — 2.8%

Commodity and Currency Exchange Traded Fund — 2.1%
Alerian MLP ETF	96,837	952
Total Commodity and Currency Exchange Traded Fund		952

Open-End Funds — 0.7%
BlackRock Floating Rate Income Portfolio, Cl Institutional	31,850	318
BlackRock High Yield Bond Portfolio, Cl Institutional	119	1
Total Open-End Funds		319

Exchange Traded Fund — 0.0%
VanEck Vectors Preferred Securities ex Financials ETF	95	2
Total Exchange Traded Fund		2
Total Registered Investment Companies (Cost $1,300 (000))		1,273

Convertible Bond — 1.1%

Real Estate Investment Trust — 1.1%
Colony Capital
3.875%, 01/15/21	$500	491
Total Real Estate Investment Trust		491
Total Convertible Bond (Cost $484 (000))		491

Schedules of Investments

Diversified Income Fund (Concluded)

Description	Shares	Value (000)

Cash Equivalent (C) — 5.3%
Federated Government Obligations Fund, Cl I,
2.250%	2,390,933	$2,391
Total Cash Equivalent (Cost $2,391 (000))		2,391
Total Investments — 99.7% (Cost $43,092 (000))		$44,743

Percentages are based on net assets of $44,884 (000).

*	Non-income producing security.
(A)

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2019, the value of these securities amounted to $7,511 (000), representing 16.7% of the net assets.

(B)	Perpetual Maturity
(C)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MLP — Master Limited Partnership

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,094	$—	$—	$19,094
Corporate Bonds	—	18,316	—	18,316
Preferred Stock	3,178	—	—	3,178
Registered Investment Companies	1,273	—	—	1,273
Convertible Bond	—	491	—	491
Cash Equivalent	2,391	—	—	2,391

Total Investments in Securities	$25,936	$18,807	$—	$44,743

Amounts designated as “—” are either $0 or have been rounded to $0.

During the six month period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2019 (Unaudited)

Diversified International Fund

Percentages are based on total investments.

Description	Shares	Value (000)

Common Stock — 95.9%
Australia — 1.2%
BHP Group ADR	49,702	$2,730
Total Australia		2,730

Austria — 3.4%
Erste Group Bank*	80,015	2,888
Schoeller-Bleckmann Oilfield Equipment	33,746	2,711
Voestalpine	75,675	2,026
Total Austria		7,625

Brazil — 3.6%
Banco Bradesco ADR*	419,478	3,792
JBS	652,300	4,317
Total Brazil		8,109

Canada — 2.6%
Magna International	69,552	3,525
Rogers Communications, Cl B	44,066	2,287
Total Canada		5,812

Chile — 0.8%
Sociedad Quimica y Minera de Chile ADR	62,686	1,849
Total Chile		1,849

China — 3.7%
Anhui Conch Cement, Cl H	712,500	4,145
Baidu ADR*	12,990	1,451
BYD, Cl H	438,500	2,742
Total China		8,338

Description	Shares	Value (000)

Colombia — 1.5%
Bancolombia ADR	67,118	$3,348
Total Colombia		3,348

Czech Republic — 0.8%
Komercni Banka	46,218	1,797
Total Czech Republic		1,797

France — 8.1%
Capgemini	28,653	3,660
Eurofins Scientific	7,384	3,160
Safran	45,065	6,503
Societe Generale	56,343	1,390
Sodexo	32,988	3,800
Total France		18,513

Germany — 5.0%
Continental	19,820	2,740
Merck KGaA	34,976	3,582
MTU Aero Engines	9,618	2,418
Vonovia	53,632	2,640
Total Germany		11,380

Hong Kong — 4.6%
ANTA Sports Products	446,000	3,340
China Life Insurance, Cl H	1,322,000	3,388
Shanghai Fosun Pharmaceutical Group, Cl H	594,500	1,780
Sinopharm Group, Cl H	502,400	1,864
Total Hong Kong		10,372

India — 3.8%
HDFC Bank ADR	36,032	4,143
ICICI Bank ADR	362,229	4,423
Total India		8,566

Italy — 1.3%
Prysmian	137,941	2,863
Total Italy		2,863

Japan — 8.0%
Denso	96,400	4,093
Hitachi	90,200	3,212
Secom	56,400	4,430
SoftBank Group	66,800	3,437
Toray Industries	443,800	3,060
Total Japan		18,232

Schedules of Investments

Diversified International Fund (Continued)

Description	Shares	Value (000)

Mexico — 1.3%
Grupo Financiero Banorte, Cl O	565,700	$2,857
Total Mexico		2,857

Netherlands — 5.2%
Heineken	43,610	4,706
RELX	161,019	3,840
Royal Dutch Shell, Cl A	100,398	3,167
Total Netherlands		11,713

Norway — 4.6%
DNB	277,229	4,991
Equinor ADR	197,245	3,513
Norsk Hydro	535,130	1,843
Total Norway		10,347

Panama — 1.7%
Carnival	79,903	3,774
Total Panama		3,774

Singapore — 2.5%
DBS Group Holdings	215,300	4,123
United Industrial	732,000	1,592
Total Singapore		5,715

South Korea — 1.7%
Samsung Electronics	100,173	3,810
Total South Korea		3,810

Spain — 3.1%
Amadeus IT Group, Cl A	90,058	7,133
Total Spain		7,133

Switzerland — 5.9%
Credit Suisse Group ADR	234,531	2,831
Novartis ADR	63,931	5,855
Roche Holding	17,499	4,702
Total Switzerland		13,388

Taiwan — 4.9%
ASE Technology Holding	1,393,376	3,119
Hon Hai Precision Industry	1,039,880	2,621
Taiwan Semiconductor Manufacturing	651,000	5,390
Total Taiwan		11,130

Description	Shares	Value (000)

United Kingdom — 8.4%
Barclays	1,602,478	$3,021
Diageo	156,279	6,584
HSBC Holdings	457,221	3,680
ITV	1,238,364	1,677
Rio Tinto ADR	71,735	4,095
Total United Kingdom		19,057

United States — 8.6%
Check Point Software Technologies*	29,207	3,270
Core Laboratories	40,869	2,050
Everest Re Group	18,523	4,569
ICON*	61,170	9,552
Total United States		19,441
Total Common Stock (Cost $161,133 (000))		217,899

Cash Equivalents (A) — 3.8%

Dreyfus Government Cash Management, Cl I, 2.210%	2,850,002	2,850
Federated Government Obligations Fund, Cl I, 2.250%	5,684,806	5,685
Total Cash Equivalents (Cost $8,535 (000))		8,535
Total Investments — 99.6% (Cost $169,668 (000))		$226,434

Percentages are based on net assets of $227,326 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2†	Level 3	Total
Investments in Securities
Common Stock
Australia	$2,730	$—	$—	$2,730
Austria	—	7,625	—	7,625
Brazil	8,109	—	—	8,109
Canada	5,812	—	—	5,812
Chile	1,849	—	—	1,849
China	1,451	6,887	—	8,338
Colombia	3,348	—	—	3,348

Schedules of Investments	July 31, 2019 (Unaudited)

Diversified International Fund (Concluded)

	Level 1	Level 2†	Level 3	Total
Czech Republic	$—	$1,797	$—	$1,797
France	—	18,513	—	18,513
Germany	—	11,380	—	11,380
Hong Kong	—	10,372	—	10,372
India	8,566	—	—	8,566
Italy	—	2,863	—	2,863
Japan	—	18,232	—	18,232
Mexico	2,857	—	—	2,857
Netherlands	—	11,713	—	11,713
Norway	3,513	6,834	—	10,347
Panama	3,774	—	—	3,774
Singapore	—	5,715	—	5,715
South Korea	—	3,810	—	3,810
Spain	—	7,133	—	7,133
Switzerland	8,686	4,702	—	13,388
Taiwan	—	11,130	—	11,130
United Kingdom	14,359	4,698	—	19,057
United States	19,441	—	—	19,441

Total Common Stock	84,495	133,404	—	217,899

Cash Equivalents	8,535	—	—	8,535

Total Investments in Securities	$93,030	$133,404	$—	$226,434

†

For the six month period ended July 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $127,664 (000). All transfers, if any, are recognized at period end.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of July 31, 2019, securities with a total value $133,405 (000) were classified as Level 2 due to the application of the fair value provided by MarkIt. All transfers, if any, are recognized at period end.

During the six month period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Dynamic Asset Allocation Fund

Percentages are based on total investments.

Description	Shares	Value (000)

Registered Investment Companies — 98.1%
Equity Exchange Traded Funds — 38.5%
iShares Core S&P 500 ETF	6,557	$1,962
iShares MSCI EAFE Index Fund	17,461	1,125
iShares MSCI EAFE Small-Capital ETF	4,923	278
iShares MSCI Emerging Markets ETF	10,096	422
iShares MSCI Frontier 100 ETF	11,916	354
iShares Russell 2000 ETF	4,468	700
iShares US Preferred Stock ETF	16,336	610
Total Equity Exchange Traded Funds		5,451

Fixed Income Exchange Traded Funds — 43.8%
Invesco Senior Loan ETF	12,421	283
iShares 20+ Year Treasury Bond ETF	11,775	1,565
iShares Core U.S. Aggregate Bond ETF	14,624	1,627
iShares iBoxx $ High Yield Corporate Bond ETF	4,875	424
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,895	609
iShares Short Maturity Bond ETF	7,815	393
SPDR Bloomberg Barclays International Treasury Bond ETF	21,270	607
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	20,336	703
Total Fixed Income Exchange Traded Funds		6,211

Real Estate Exchange Traded Funds — 9.9%
Vanguard Global ex-U.S. Real Estate ETF	2,433	141
Vanguard Real Estate ETF	14,229	1,264
Total Real Estate Exchange Traded Funds		1,405

Commodity and Currency Exchange Traded Funds — 5.9%
First Trust North American Energy Infrastructure Fund	11,279	282
iShares Commodities Select Strategy ETF	4,329	141
iShares MSCI Global Gold Miners ETF	19,870	417
Total Commodity Exchange Traded Funds		840
Total Registered Investment Companies (Cost $13,295 (000))		13,907

Description	Shares	Value (000)

Cash Equivalent (A) — 1.1%
Federated Government Obligations Fund, Cl I, 2.250%	153,272	$153
Total Cash Equivalent (Cost $153 (000))		153
Total Investments — 99.2% (Cost $13,448 (000))		$14,060

Percentages are based on net assets of $14,175 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

EAFE — Europe, Australasia and the Far East

EM — Emerging Market

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

As of July 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2019 (Unaudited)

International Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)

Common Stock — 95.7%

Australia — 5.2%
Abacus Property Group	35,926	$102
BlueScope Steel	21,677	192
Charter Hall Group	31,154	241
JB Hi-Fi	4,931	101
Sandfire Resources NL	15,431	71
Total Australia		707

Canada — 3.9%
Enerflex	8,134	102
Fiera Capital, Cl A	20,787	177
Northland Power	3,752	71
Parex Resources	5,630	96
Superior Plus	7,782	78
Total Canada		524

Finland — 2.0%
Terveystalo	6,944	69
Tokmanni Group	13,182	119
Valmet	4,596	89
Total Finland		277

France — 5.3%
Cie Plastic Omnium	3,394	89
Eiffage	1,275	126
Envea	2,077	166
EVOLIS	2,642	88
Faurecia	839	40
Fountaine Pajot	322	36
Nexity	2,113	102

Description	Shares	Value (000)

France (continued)
Virbac	370	$69
Total France		716

Germany — 4.0%
Cewe Stiftung & KGAA	1,051	97
Corestate Capital Holding	1,946	71
Eckert & Ziegler	1,523	201
EDAG Engineering Group	5,220	63
Hella GmbH & KGaA	2,171	103
Total Germany		535

Hong Kong — 2.9%
CITIC Telecom International Holdings	244,766	101
HKBN	70,566	128
K Wah International Holdings	178,751	93
Tianneng Power International	90,000	72
Total Hong Kong		394

Israel — 4.1%
AudioCodes	7,592	146
Hilan	4,371	153
Kamada	18,076	103
Oil Refineries	285,158	153
Total Israel		555

Italy — 9.6%
A2A	67,711	119
ACEA	5,977	112
Ascopiave	19,976	91
Azimut Holding	12,473	234
DiaSorin	1,947	226
Gamenet Group	8,943	88
Hera	26,635	99
Italgas	20,419	129
Mediaset	31,164	92
Unieuro	7,941	109
Total Italy		1,299

Japan — 24.3%
Broadleaf	13,400	71
Capcom	4,700	98
Daiwabo Holdings	1,800	87
Dynam Japan Holdings	74,000	96
Financial Products Group	9,500	84
Foster Electric	2,900	51
Fudo Tetra	3,300	40

Schedules of Investments

International Small Cap Fund (Continued)

Description	Shares	Value (000)

Japan (continued)
Fukui Computer Holdings	7,000	$147
Itochu Enex	11,300	91
Jeol	4,500	101
Kintetsu World Express	7,000	94
Kito	5,700	85
KLab	8,400	69
KYORIN Holdings	5,300	90
Meitec	2,200	114
NichiiGakkan	10,400	166
Nichi-iko Pharmaceutical	7,500	86
Nihon Kohden	4,100	112
Nippon Light Metal Holdings	23,600	43
Nissin	4,200	67
Nisso	9,400	125
Nojima	5,300	85
Raysum	9,300	88
Relia	6,000	71
Riso Kagaku	5,200	82
Rohto Pharmaceutical	4,000	116
Shibaura Mechatronics	3,400	97
T-Gaia	4,300	87
Tobishima	7,900	91
Tokuyama	3,600	83
Tokyo Steel Manufacturing	16,100	123
Topcon	5,300	62
Tosei	6,700	71
V Technology	1,600	76
Wakachiku Construction	4,800	64
Yuasa Trading	3,300	94
ZERIA Pharmaceutical	4,200	76
Total Japan		3,283

Netherlands — 1.7%
ForFarmers	9,369	74
Heijmans	5,255	48
Signify	4,245	115
Total Netherlands		237

New Zealand — 0.6%
Z Energy	20,225	86
Total New Zealand		86

Norway — 3.4%
AF Gruppen	9,553	182
DNO	49,330	82
Petroleum Geo-Services	47,118	69
Selvaag Bolig	15,705	82

Description	Shares	Value (000)

Norway (continued)
Veidekke	5,670	$51
Total Norway		466

Singapore — 3.7%
APAC Realty	274,100	116
Best World International (1)	70,700	70
Cache Logistics Trust	119,200	67
Mapletree Industrial Trust	151,076	247
Total Singapore		500

South Korea — 3.5%
Dongwon Development	32,979	134
Huchems Fine Chemical	7,551	145
JW Pharmaceutical	3,754	89
Maeil Dairies	1,479	104
Total South Korea		472

Spain — 3.4%
CIE Automotive	4,254	108
Construcciones y Auxiliar de Ferrocarriles	1,751	79
Faes Farma	53,953	267
Total Spain		454

Sweden — 3.4%
Granges	5,331	53
Instalco	7,727	75
Lindab International	10,535	119
Medcap	5,782	74
Nobina	7,728	45
Scandi Standard	10,577	68
SSAB, Cl B	9,458	24
Total Sweden		458

Switzerland — 1.4%
Adecco Group	1,681	91
Galenica	1,835	95
Total Switzerland		186

United Kingdom — 12.0%
Avast	27,428	112
Bank of Georgia Group	3,404	58
Drax Group	23,049	84
EMIS Group	7,573	113
Ferrexpo	47,498	149
Games Workshop Group	2,430	133
Go-Ahead Group	3,354	87

Schedules of Investments	July 31, 2019 (Unaudited)

International Small Cap Fund (Concluded)

Description	Shares	Value (000)

United Kingdom (continued)
IG Group Holdings	6,454	$45
International Personal Finance	5,048	6
Judges Scientific	3,624	155
Man Group	33,723	70
Paragon Banking Group	17,400	89
Polypipe Group	15,661	77
Redrow	17,963	123
Safestore Holdings	16,813	127
SThree	24,947	85
Tate & Lyle	12,621	115
Total United Kingdom		1,628

United States — 1.3%
Atlantica Yield	3,021	70
Luxfer Holdings	5,198	103
Total United States		173
Total Common Stock (Cost $12,727 (000))		12,950

Preferred Stock —0.7%

Germany — 0.7%
STO & KGaA 0.247%	918	94
Total Germany		94
Total Preferred Stock (Cost $111 (000))		94

Cash Equivalents (A) — 3.1%
Dreyfus Government Cash Management, Cl I,
2.210%	65,344	65
Federated Government Obligations Fund, Cl I,
2.250%	360,295	361
Total Cash Equivalents (Cost $426 (000))		426
Total Investments — 99.5% (Cost $13,264 (000))		$13,470

Percentages are based on net assets of $13,534 (000).

(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

The following is a list of the level of inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2‡	Level 3	Total
Investments in Securities
Common Stock
Australia	$—	$707	$—	$707
Canada	524	—	—	524
Finland	69	208	—	277
France	254	462	—	716
Germany	—	535	—	535
Hong Kong	—	394	—	394
Israel	—	555	—	555
Italy	—	1,299	—	1,299
Japan	—	3,283	—	3,283
Netherlands	—	237	—	237
New Zealand	—	86	—	86
Norway	—	466	—	466
Singapore	67	363	70	500
South Korea	104	368	—	472
Spain	—	454	—	454
Sweden	—	458	—	458
Switzerland	—	186	—	186
United Kingdom	64	1,564	—	1,628
United States	173	—	—	173

Total Common Stock	1,255	11,625	70	12,950

Total Preferred Stock	—	94	—	94

Total Cash Equivalents	426	—	—	426

Total Investments in Securities	$1,681	$11,719	$70	$13,470

‡

For the six month period ended July 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities due to market closures in the amount of $11,719 (000). All transfers, if any, are recognized at period end.

During the six month period ended July 31, 2019 there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Louisiana Tax-Free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)

Municipal Bonds — 90.7%
Louisiana — 90.7%
Ascension Parish, RB, AGM
Callable 09/03/19 @ 100
3.250%, 04/01/35	$85	$85
Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100
3.000%, 03/01/30	150	159
Central, Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	162
Desoto, Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	278
Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	290
Lafayette, Parish Law Enforcement District, Limited Tax, GO
Callable 03/01/22 @ 100
3.250%, 03/01/32	180	184
Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100
4.000%, 04/01/40	250	274
Lafayette, Utilities Revenue, RB, AGM
Callable 05/01/29 @ 100
5.000%, 11/01/44	100	120
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	150	167
Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	258
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	150	176

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB
Callable 12/01/21 @ 100
4.125%, 12/01/32	$100	$104
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	250	286
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM
Callable 09/01/21 @ 100
4.625%, 09/01/41	200	209
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	209
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, BAM
Callable 02/01/28 @ 100
5.000%, 02/01/30	150	187
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	185
Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	250	270
New Orleans, Louisiana Water System Revenue, RB
5.000%, 12/01/24	225	262
Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100
3.500%, 12/01/29	250	281
Plaquemines Parish, Ser A, RB
Callable 03/01/20 @ 101
4.550%, 03/01/28	115	118

Schedules of Investments	July 31, 2019 (Unaudited)

Louisiana Tax-Free Income Fund (Concluded)

Description	Face Amount (000)/Shares	Value (000)
Louisiana (continued)
Red River, Parish School Board, GO
Callable 03/01/27 @ 100
4.000%, 03/01/38	$250	$276
Shreveport, Louisiana Water & Sewer Revenue, Ser C, RB, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/33	210	238
St. Charles Parish, School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	200	205
St. John the Baptist Parish, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	119
St. Tammany Parish, Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	265
St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	175	186
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM, Pre-Refunded @ 100
5.250%, 04/01/21 (A)	100	107
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	190	204
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	206
Total Louisiana		6,070
Total Municipal Bonds (Cost $5,784 (000))		6,070

Cash Equivalent (B) — 8.3%
Federated Government Obligations Fund, Cl I, 2.250%	556,945	557
Total Cash Equivalent (Cost $557 (000))		557
Total Investments — 99.0% (Cost $6,341 (000))		$6,627

Percentages are based on net assets of $6,692 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2019.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of July 31, 2019 in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$6,070	$—	$6,070
Cash Equivalent	557	—	—	557

Total Investments in Securities	$557	$6,070	$—	$6,627

During the six month period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Microcap Fund

Percentages are based on total investments.

Description	Shares	Value (000)

Common Stock — 98.9%

Aerospace & Defense — 2.1%
Ducommun*	4,081	$172
Vectrus*	3,881	157
Total Aerospace & Defense		329

Air Freight & Logistics — 1.0%
Radiant Logistics*	27,000	148
Total Air Freight & Logistics		148

Airlines — 1.1%
Mesa Air Group*	16,760	172
Total Airlines		172

Banks — 10.5%
Camden National	3,500	156
Capital City Bank Group	6,271	162
ConnectOne Bancorp	7,350	168
Financial Institutions	5,200	160
Horizon Bancorp	9,200	160
Parke Bancorp	7,892	190
Peapack Gladstone Financial	5,100	145
Southern National Bancorp of Virginia	11,000	175
TriState Capital Holdings*	7,400	155
Univest Financial	5,600	154
Total Banks		1,625

Biotechnology — 0.9%
BioSpecifics Technologies*	2,343	136
Total Biotechnology		136

Description	Shares	Value (000)

Capital Markets — 4.1%
Cowen, Cl A*	10,000	$175
Pzena Investment Management, Cl A	16,424	134
Silvercrest Asset Management Group, Cl A	11,000	158
Virtus Investment Partners	1,604	172
Total Capital Markets		639

Chemicals — 2.6%
Advanced Emissions Solutions	17,610	224
Hawkins	4,000	175
Total Chemicals		399

Commercial Services & Supplies — 2.1%
Acme United	8,100	168
Heritage-Crystal Clean*	5,801	163
Total Commercial Services & Supplies		331

Construction & Engineering — 1.5%
Great Lakes Dredge & Dock*	9,800	105
Northwest Pipe*	5,293	124
Total Construction & Engineering		229

Consumer Finance — 6.0%
Elevate Credit*	50,829	211
Enova International*	9,335	252
EZCORP, Cl A*	23,780	234
Regional Management*	9,564	231
Total Consumer Finance		928

Containers & Packaging — 1.8%
UFP Technologies*	6,444	281
Total Containers & Packaging		281

Distributors — 1.2%
Funko, Cl A*	7,500	188
Total Distributors		188

Diversified Financial Services — 2.6%
Marlin Business Services	9,946	231
On Deck Capital*	45,811	164
Total Diversified Financial Services		395

Electric Utilities — 1.3%
Spark Energy, Cl A	17,857	195
Total Electric Utilities		195

Schedules of Investments	July 31, 2019 (Unaudited)

Microcap Fund (Continued)

Description	Shares	Value (000)

Electronic Equipment, Instruments & Components — 3.7%
Luna Innovations*	35,000	$180
Napco Security Technologies*	7,294	211
Vishay Precision Group*	4,417	180
Total Electronic Equipment, Instruments & Components		571

Energy Equipment & Services — 2.0%
Era Group*	18,202	188
Matrix Service*	6,711	123
Total Energy Equipment & Services		311

Entertainment — 1.2%
Marcus	5,523	193
Total Entertainment		193

Food Products — 1.4%
Freshpet*	4,748	215
Total Food Products		215

Health Care Equipment & Supplies — 3.1%
FONAR*	12,299	302
Lantheus Holdings*	8,100	183
Total Health Care Equipment & Supplies		485

Health Care Providers & Services — 1.9%
Joint*	6,502	120
RadNet*	12,216	180
Total Health Care Providers & Services		300

Health Care Technology — 1.0%
MTBC*	31,561	150
Total Health Care Technology		150

Hotels, Restaurants & Leisure — 3.5%
El Pollo Loco Holdings*	12,217	120
Inspired Entertainment*	17,500	140
Monarch Casino & Resort*	3,848	181
Ruth’s Hospitality Group	4,568	102
Total Hotels, Restaurants & Leisure		543

Insurance — 5.9%
Citizens, Cl A*	32,319	241
Goosehead Insurance, Cl A*	5,792	261
Heritage Insurance Holdings	6,726	90
Kingstone	11,550	98
Protective Insurance	12,998	215
Total Insurance		905

Description	Shares	Value (000)

Interactive Media & Services — 1.2%
QuinStreet*	11,126	$181
Total Interactive Media & Services		181

Internet & Direct Marketing Retail — 1.3%
1-800-Flowers.com, Cl A*	5,500	108
Waitr Holdings*	19,004	87
Total Internet & Direct Marketing Retail		195

IT Services — 0.8%
I3 Verticals, Cl A*	4,525	129
Total IT Services		129

Leisure Products — 1.0%
Johnson Outdoors, Cl A	2,200	150
Total Leisure Products		150

Media — 1.6%
Fluent*	22,500	117
Hemisphere Media Group, Cl A*	10,900	134
Total Media		251

Mortgage Real Estate Investment Trusts (REITs) — 2.3%
Cherry Hill Mortgage Investment	10,300	160
Dynex Capital	12,183	198
Total Mortgage Real Estate Investment Trusts (REITs)		358

Oil, Gas & Consumable Fuels — 4.7%
Bonanza Creek Energy*	6,947	151
Hallador Energy	29,160	157
Overseas Shipholding Group, Cl A*	76,459	149
REX American Resources*	1,519	113
W&T Offshore*	33,456	150
Total Oil, Gas & Consumable Fuels		720

Personal Products — 0.9%
Lifevantage*	12,000	139
Total Personal Products		139

Professional Services — 2.1%
Barrett Business Services	2,327	204
Willdan Group*	3,400	119
Total Professional Services		323

Real Estate — 4.4%
BRT Apartments	11,080	155
CorEnergy Infrastructure Trust	3,800	154

Schedules of Investments

Microcap Fund (Concluded)

Description	Shares	Value (000)

Real Estate (continued)
Gladstone Commercial	6,860	$146
Preferred Apartment Communities, Cl A	15,758	228
Total Real Estate		683

Semiconductors & Semiconductor Equipment — 1.4%
SMART Global Holdings*	7,123	217
Total Semiconductors & Semiconductor Equipment		217

Software — 2.9%
GlobalSCAPE	23,000	321
Zix*	13,800	126
Total Software		447

Specialty Retail — 4.2%
Container Store Group*	24,000	147
Shoe Carnival	5,451	138
Vitamin Shoppe*	29,828	132
Zumiez*	9,700	239
Total Specialty Retail		656

Technology Hardware, Storage & Peripherals — 1.2%
AstroNova	7,800	189
Total Technology Hardware, Storage & Peripherals		189

Textiles, Apparel & Luxury Goods — 1.0%
Vera Bradley*	12,500	147
Total Textiles, Apparel & Luxury Goods		147

Thrifts & Mortgage Finance — 2.3%
Federal Agricultural Mortgage, Cl C	2,270	175
Sachem Capital	36,000	178
Total Thrifts & Mortgage Finance		353

Trading Companies & Distributors — 3.1%
Foundation Building Materials*	15,000	257
Transcat*	9,350	223
Total Trading Companies & Distributors		480
Total Common Stock (Cost $14,404 (000))		15,286

Cash Equivalent (A) — 1.3%
Federated Government Obligations Fund, Cl I, 2.250%	200,133	200
Total Cash Equivalent (Cost $200 (000))		200
Total Investments — 100.2% (Cost $14,604 (000))		$15,486

Percentages are based on net assets of $15,454 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

As of July 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2019 (Unaudited)

Mississippi Tax-Free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.8%
Mississippi — 95.8%
Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	$150	$153
Copiah County, GO
Callable 04/01/25 @ 100
3.500%, 04/01/32	390	404
Forrest County, GO
Callable 03/01/24 @ 100
4.000%, 03/01/27	385	428
Lauderdale County, GO
3.000%, 04/01/26	150	162
Lauderdale County, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	262
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	105
Lee County School District, GO
2.000%, 09/01/19	450	450
Long Beach School District, GO, BAM
4.000%, 03/01/27	275	320
Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100
3.000%, 03/01/30	155	162
Mississippi State, Development Bank, Clinton Public School District, RB
Callable 04/01/29 @ 100
4.000%, 04/01/37	100	111
Mississippi State, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	200	211
Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	259
Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/34	400	523

Description	Face Amount (000)	Value (000)

Mississippi (continued)
Mississippi State, Development Bank, Hinds County Project, RB
5.000%, 11/01/26	$75	$92
Mississippi State, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	530	588
Mississippi State, Development Bank, Jackson Public School District, RB
5.000%, 04/01/20	250	256
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	208
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	211
Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	360	424
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	205	213
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	767
Mississippi State, Development Bank, Tax Increment Financing Project, TA
Callable 09/03/19 @ 100
4.500%, 05/01/24	120	120
Mississippi State, Development Bank, Vicksburg Public Improvement Project, RB, BAM
3.000%, 03/01/21	320	329
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	410
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/25	500	602
Mississippi State, Ser D, GO
Callable 12/01/27 @ 100
3.000%, 12/01/37	500	510

Schedules of Investments

Mississippi Tax-Free Income Fund (Concluded)

Description	Face Amount (000)/Shares	Value (000)

Mississippi (continued)
Mississippi State, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	$400	$415
Callable 10/01/21 @ 100
3.750%, 10/01/31	510	526
Mississippi State, University Educational Building, RB
Callable 08/01/27 @ 100
4.000%, 08/01/43	500	543
Oktibbeha County, Ser A, GO, AGM
Callable 11/01/28 @ 100
4.000%, 11/01/29	270	317
Oxford, School District, GO
Callable 04/01/27 @ 100
3.000%, 04/01/31	300	315
Oxford, Ser B, GO
Callable 08/01/25 @ 100
3.125%, 08/01/33	575	596
Starkville, GO
4.000%, 06/01/27	400	469
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	425	442
Total Mississippi		11,903
Total Municipal Bonds (Cost $11,354 (000))		11,903

Cash Equivalent (A) — 3.4%
Federated Government Obligations Fund, Cl I, 2.250%	420,275	420
Total Cash Equivalent (Cost $420 (000))		420
Total Investments — 99.2% (Cost $11,774 (000))		$12,323

Percentages are based on net assets of $12,425 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of July 31, 2019, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$11,903	$—	$11,903
Cash Equivalent	420	—	—	420

Total Investments in Securities	$420	$11,903	$—	$12,323

During the six month period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2019 (Unaudited)

Quantitative Long/Short Fund

Percentages are based on total investments, which excludes Securities Sold Short.

Percentages are based on total investments.

Description	Shares	Value (000)

Common Stock — 67.4%

Aerospace & Defense — 1.7%
Boeing	2,900	$989
L3Harris Technologies	3,800	789
Lockheed Martin (A)	2,100	761
Total Aerospace & Defense		2,539

Auto Components — 0.5%
Stoneridge*	21,600	704
Total Auto Components		704

Automobiles — 0.6%
Ford Motor	89,600	854
Total Automobiles		854

Automotive — 2.0%
AutoZone*	800	898
Cooper Tire & Rubber (A)	30,800	829
Dana (A)	51,500	861

Description	Shares	Value (000)

Automotive (continued)
Goodyear Tire & Rubber	25,500	$350
Total Automotive		2,938

Banks — 2.0%
JPMorgan Chase (A)	8,300	963
PNC Financial Services Group (A)	8,100	1,157
Voya Financial	13,100	736
Total Banks		2,856

Building & Construction — 1.5%
Allegion	7,400	766
Meritage Homes*(A)	15,200	955
Toll Brothers	13,300	478
Total Building & Construction		2,199

Capital Markets — 0.4%
Blucora*	18,700	560
Total Capital Markets		560

Chemicals — 0.8%
Celanese, Cl A (A)	10,500	1,178
Total Chemicals		1,178

Commercial Services — 1.5%
Tetra Tech	10,400	823
Waste Management (A)	11,700	1,369
Total Commercial Services		2,192

Computer Software — 0.6%
Intuit	3,000	832
Total Computer Software		832

Computers & Services — 6.0%
Apple	4,500	959
Automatic Data Processing	4,600	766
Cadence Design Systems*	9,300	687
Comtech Telecommunications	18,600	554
EVERTEC	23,700	759
F5 Networks*	3,200	469
Fidelity National Information Services (A)	5,100	680
Microsoft (A)	9,500	1,295
Visa, Cl A (A)	9,400	1,673
Zebra Technologies, Cl A*(A)	3,900	822
Total Computers & Services		8,664

Schedules of Investments

Quantitative Long/Short Fund (Continued)

Description	Shares	Value (000)

Containers & Packaging — 0.6%
Berry Global Group*	20,300	$915
Total Containers & Packaging		915

Diversified Consumer Services — 0.5%
K12*	23,700	707
Total Diversified Consumer Services		707

Diversified Telecommunication Services — 0.7%
AT&T (A)	29,200	994
Total Diversified Telecommunication Services		994

Drugs — 0.9%
Jazz Pharmaceuticals*	3,500	488
Zoetis, Cl A (A)	6,500	747
Total Drugs		1,235

E-Commerce — 1.2%
Amazon.com*	450	840
Expedia Group (A)	7,000	929
Total E-Commerce		1,769

Electrical Equipment — 0.7%
Generac Holdings*(A)	14,300	1,034
Total Electrical Equipment		1,034

Electronic Equipment, Instruments & Components — 1.5%
Akamai Technologies*	9,700	855
Tech Data*	5,700	577
Vishay Precision Group*	19,800	807
Total Electronic Equipment, Instruments & Components		2,239

Engineering Services — 0.5%
MasTec*	14,100	724
Total Engineering Services		724

Entertainment — 0.7%
Take-Two Interactive Software*	7,700	944
Total Entertainment		944

Financial Services — 1.6%
American Express	12,800	1,592
LPL Financial Holdings (A)	8,700	730
Total Financial Services		2,322

Description	Shares	Value (000)

Food, Beverage & Tobacco — 0.6%
Ingles Markets, Cl A	29,300	$923
Total Food, Beverage & Tobacco		923

Hypermarkets & Super Centers — 0.9%
Costco Wholesale (A)	5,000	1,378
Total Hypermarkets & Super Centers		1,378

Industrials — 1.0%
Air Products & Chemicals	6,300	1,438
Total Industrials		1,438

Information Technology — 1.1%
Fortinet*	11,500	923
VMware, Cl A*	3,800	663
Total Information Technology		1,586

Insurance — 5.6%
Everest Re Group	2,400	592
Kemper (A)	12,900	1,136
Metlife	15,100	746
Primerica (A)	8,600	1,055
Progressive (A)	19,400	1,571
Prudential Financial (A)	11,000	1,114
Reinsurance Group of America, Cl A (A)	5,800	904
Travelers (A)	6,900	1,012
Total Insurance		8,130

Interactive Media & Services — 1.4%
Alphabet, Cl A*	800	975
IAC*(A)	4,700	1,123
Total Interactive Media & Services		2,098

Leisure Products — 0.4%
Johnson Outdoors, Cl A	8,900	605
Total Leisure Products		605

Life Sciences Tools & Services — 0.6%
Medpace Holdings*	11,600	914
Total Life Sciences Tools & Services		914

Machinery — 2.7%
IDEX	4,700	791
Meritor*(A)	46,400	1,147
SPX*	24,900	869
Watts Water Technologies, Cl A (A)	12,300	1,142
Total Machinery		3,949

Schedules of Investments	July 31, 2019 (Unaudited)

Quantitative Long/Short Fund (Continued)

Description	Shares	Value (000)

Media — 0.9%
AMC Networks, Cl A*	10,900	$582
Omnicom Group	9,400	754
Total Media		1,336

Medical Products & Services — 3.4%
Amgen	4,900	914
AMN Healthcare Services*	8,300	443
Haemonetics*	7,200	879
HCA Healthcare (A)	7,900	1,055
Hill-Rom Holdings (A)	7,145	762
Quidel*	6,900	407
Regeneron Pharmaceuticals*	1,700	518
Total Medical Products & Services		4,978

Metals & Mining — 0.5%
Warrior Met Coal	26,900	665
Total Metals & Mining		665

Mortgage Real Estate Investment Trust — 0.3%
Exantas Capital	43,900	491
Total Mortgage Real Estate Investment Trust		491

Office Furniture & Fixtures — 0.9%
CDW	11,600	1,371
Total Office Furniture & Fixtures		1,371

Oil, Gas & Consumable Fuels — 0.7%
Phillips 66	9,900	1,016
Total Oil, Gas & Consumable Fuels		1,016

Paper & Paper Products — 0.6%
Packaging Corp of America	9,200	929
Total Paper & Paper Products		929

Petroleum & Fuel Products — 1.1%
Arch Coal	11,500	1,025
Cabot Oil & Gas	28,700	550
Total Petroleum & Fuel Products		1,575

Petroleum Refining — 1.6%
CVR Energy (A)	25,100	1,332
Delek US Holdings	22,800	982
Total Petroleum Refining		2,314

Pharmaceuticals — 2.8%
Abbott Laboratories	15,700	1,367

Description	Shares	Value (000)

Pharmaceuticals (continued)
Eli Lilly (A)	7,000	$762
Horizon Therapeutics*	34,700	864
Pfizer (A)	26,100	1,014
Total Pharmaceuticals		4,007

Professional Services — 0.8%
Kforce	32,000	1,091
Total Professional Services		1,091

Real Estate Investment Trust — 0.4%
Simon Property Group	3,750	608
Total Real Estate Investment Trust		608

Retail — 4.8%
Darden Restaurants	7,400	899
Dick’s Sporting Goods	17,800	662
Dine Brands Global	7,600	624
Genesco*(A)	23,500	925
Lowe’s (A)	6,900	700
Macy’s (A)	32,500	739
Ross Stores (A)	12,200	1,294
Wendy’s	61,300	1,115
Total Retail		6,958

Semi-Conductors & Instruments — 2.8%
Broadcom (A)	2,400	696
KLA (A)	10,000	1,363
Lam Research	2,700	563
Texas Instruments (A)	11,800	1,475
Total Semi-Conductors & Instruments		4,097

Semiconductors & Semiconductor Equipment — 1.5%
Cirrus Logic*(A)	14,500	711
Nanometrics*	11,100	349
Semtech*	21,700	1,147
Total Semiconductors & Semiconductor Equipment		2,207

Specialty Retail — 0.6%
Hibbett Sports*(A)	45,800	843
Total Specialty Retail		843

Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor*	5,600	875
Total Textiles, Apparel & Luxury Goods		875

Schedules of Investments

Quantitative Long/Short Fund (Continued)

Description	Shares	Value (000)

Transportation Services — 2.1%
Allison Transmission Holdings (A)	22,700	$1,043
Federal Signal (A)	28,300	881
Norfolk Southern (A)	6,100	1,166
Total Transportation Services		3,090
Total Common Stock (Cost $83,704 (000))		97,871

Cash Equivalent (B) — 32.4%
Federated Government Obligations Fund, Cl I, 2.250%	47,027,555	47,028
Total Cash Equivalent (Cost $47,028 (000))		47,028
Total Investments — 99.7% (Cost $130,732 (000))		$144,899

Percentages are based on net assets of $145,269 (000).

Securities Sold Short — (5.5)%
Description	Shares	Value (000)

Common Stock — (5.5)%
Aerospace & Defense — (0.1)%
AeroVironment*	(3,510)	$(192)
Total Aerospace & Defense		(192)

Airlines — (0.4)%
American Airlines Group	(5,760)	(176)
Hawaiian Holdings	(6,970)	(181)
Spirit Airlines*	(3,740)	(159)
Total Airlines		(516)

Chemicals — (0.1)%
Albemarle	(2,555)	(186)
Total Chemicals		(186)

Computer Software — (0.1)%
2U*	(4,870)	(62)
Total Computer Software		(62)

Computers & Services — (0.1)%
Cass Information Systems	(3,960)	(202)
Total Computers & Services		(202)

Diversified Support Services — (0.2)%
VSE	(7,370)	(221)
Total Diversified Support Services		(221)

Description	Shares	Value (000)

Drugs — (0.3)%
Aerie Pharmaceuticals*	(8,260)	$(179)
Intersect ENT*	(9,280)	(183)
Total Drugs		(362)

Engineering Services — (0.1)%
Primoris Services	(9,460)	(198)
Total Engineering Services		(198)

Financial Services — (0.1)%
PRA Group*	(6,680)	(208)
Total Financial Services		(208)

Gas & Natural Gas — (0.3)%
GasLog	(13,460)	(192)
Golar LNG	(11,000)	(186)
Total Gas & Natural Gas		(378)

Household Products — (0.1)%
Central Garden & Pet, Cl A*	(7,510)	(207)
Total Household Products		(207)

Information Technology — (0.1)%
OneSpan*	(12,310)	(180)
Total Information Technology		(180)

Insurance — (0.4)%
Ambac Financial Group*	(10,870)	(198)
Global Indemnity	(6,950)	(197)
United Insurance Holdings	(14,860)	(168)
Total Insurance		(563)

Machinery — (0.2)%
Hyster-Yale Materials Handling	(3,560)	(220)
Total Machinery		(220)

Manufacturing — (0.4)%
Farmer Brothers*	(11,470)	(186)
Lamb Weston Holdings	(2,780)	(187)
Vicor*	(5,780)	(171)
Total Manufacturing		(544)

Medical Products & Services — (0.8)%
Aimmune Therapeutics*	(10,385)	(200)
Alnylam Pharmaceuticals*	(2,525)	(196)
Assembly Biosciences*	(14,620)	(183)
Centene*	(3,615)	(188)

Schedules of Investments	July 31, 2019 (Unaudited)

Quantitative Long/Short Fund (Concluded)

Description	Shares	Value (000)

Medical Products & Services (continued)
Providence Service*	(3,530)	$(197)
Tactile Systems Technology*	(3,550)	(205)
Total Medical Products & Services		(1,169)

Metals & Mining — (0.2)%
Olympic Steel	(15,500)	(195)
Total Metals & Mining		(195)

Petroleum & Fuel Products — (0.5)%
Concho Resources	(1,870)	(183)
EOG Resources	(2,190)	(188)
Parsley Energy, Cl A*	(11,490)	(191)
PDC Energy*	(6,460)	(185)
Total Petroleum & Fuel Products		(747)

Real Estate Investment Trust — (0.1)%
Jones Lang LaSalle	(1,350)	(197)
Total Real Estate Investment Trust		(197)

Retail — (0.4)%
NOW*	(15,760)	(193)
Polaris Industries	(2,260)	(214)
Texas Roadhouse, Cl A	(3,525)	(195)
Total Retail		(602)

Telephones & Telecommunication — (0.1)%
ATN International	(3,275)	(184)
Total Telephones & Telecommunication		(184)

Transportation Services — (0.3)%
Atlas Air Worldwide Holdings*	(4,460)	(204)
Hub Group, Cl A*	(4,740)	(215)
Total Transportation Services		(419)

Waste Management Services — (0.1)%
Archer-Daniels-Midland	(4,700)	(193)
Total Waste Management Services		(193)
Total Common Stock (Proceeds $(8,475))		(7,945)
Total Securities Sold Short — (5.5)% (Proceeds $(8,475))		$(7,945)

Percentages are based on Net Assets of $145,269 (000).

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short. The total market value of securities held as collateral was $52,031 (000).
(B)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

As of July 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

U.S. Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)

Common Stock — 95.0%

Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings*	7,400	$316
Total Aerospace & Defense		316

Air Freight & Logistics — 0.9%
Echo Global Logistics*	11,213	236
Total Air Freight & Logistics		236

Auto Components — 1.8%
Modine Manufacturing*	14,077	193
Stoneridge*	7,959	259
Total Auto Components		452

Biotechnology — 3.1%
Eagle Pharmaceuticals*	3,538	194
Halozyme Therapeutics*	18,738	319
PDL BioPharma*	97,315	280
Total Biotechnology		793

Building Products — 2.3%
Patrick Industries*	5,563	255
Universal Forest Products	8,380	339
Total Building Products		594

Capital Markets — 2.4%
Blucora*	7,625	228
Hamilton Lane, Cl A	6,493	381
Total Capital Markets		609

Chemicals — 1.3%
AdvanSix*	8,366	214

Description	Shares	Value (000)

Chemicals (continued)
Trinseo	3,221	$125
Total Chemicals		339

Commercial Services & Supplies — 3.2%
ACCO Brands	30,000	294
MSA Safety	2,500	263
UniFirst	1,307	257
Total Commercial Services & Supplies		814

Communications Equipment — 4.2%
CalAmp*	13,315	149
Ciena*	10,025	453
Lumentum Holdings*	4,495	254
NETGEAR*	6,812	231
Total Communications Equipment		1,087

Consumer Finance — 2.2%
Enova International *	7,171	193
World Acceptance*	2,935	372
Total Consumer Finance		565

Diversified Consumer Services — 0.9%
K12*	7,427	222
Total Diversified Consumer Services		222

Diversified Financial Services — 0.6%
On Deck Capital*	40,152	144
Total Diversified Financial Services		144

Diversified Telecommunication Services — 2.6%
Iridium Communications*	13,935	354
Vonage Holdings*	24,990	310
Total Diversified Telecommunication Services		664

Electrical Equipment — 3.5%
Allied Motion Technologies	6,646	264
Atkore International Group*	11,718	320
Generac Holdings*	4,220	305
Total Electrical Equipment		889

Electronic Equipment, Instruments & Components — 2.0%
Kimball Electronics*	14,906	237
Tech Data*	2,682	272
Total Electronic Equipment, Instruments & Components		509

Schedules of Investments	July 31, 2019 (Unaudited)

U.S. Small Cap Fund (Continued)

Description	Shares	Value (000)

Energy Equipment & Services — 0.3%
Mammoth Energy Services	11,000	$71
Total Energy Equipment & Services		71

Food Products — 1.5%
Sanderson Farms	3,001	393
Total Food Products		393

Health Care Equipment & Supplies — 2.7%
Integer Holdings*	3,128	274
Lantheus Holdings*	8,601	195
NuVasive*	3,488	232
Total Health Care Equipment & Supplies		701

Health Care Technology — 1.1%
Computer Programs & Systems	11,141	287
Total Health Care Technology		287

Hotels, Restaurants & Leisure — 3.7%
BJ’s Restaurants	4,649	185
Brinker International	5,128	204
Denny’s*	19,450	439
Scientific Games, Cl A*	6,156	126
Total Hotels, Restaurants & Leisure		954

Household Durables — 2.0%
KB Home	13,484	354
Turtle Beach*	14,490	151
Total Household Durables		505

Insurance — 5.5%
Argo Group International Holdings	4,592	314
Kemper	3,775	332
National General Holdings	10,802	267
RLI	4,100	370
Universal Insurance Holdings	5,618	140
Total Insurance		1,423

Interactive Media & Services — 0.5%
Care.com*	12,669	139
Total Interactive Media & Services		139

IT Services — 1.4%
CSG Systems International	7,065	362
Total IT Services		362

Description	Shares	Value (000)

Leisure Products — 0.9%
Johnson Outdoors, Cl A	3,265	$222
Total Leisure Products		222

Life Sciences Tools & Services — 1.2%
Medpace Holdings*	3,937	310
Total Life Sciences Tools & Services		310

Machinery — 5.3%
Columbus McKinnon	7,837	301
Hillenbrand	4,667	157
Hurco	6,495	222
Kadant	3,447	322
Meritor*	14,461	358
Total Machinery		1,360

Media — 1.2%
Nexstar Media Group, Cl A	2,993	304
Total Media		304

Metals & Mining — 1.0%
Schnitzer Steel Industries, Cl A	9,500	253
Total Metals & Mining		253

Oil, Gas & Consumable Fuels — 2.0%
CONSOL Energy*	5,424	116
Overseas Shipholding Group, Cl A*	89,189	174
Peabody Energy	5,750	121
Renewable Energy Group*	8,000	109
Total Oil, Gas & Consumable Fuels		520

Paper & Forest Products — 1.6%
Boise Cascade	5,000	135
Louisiana-Pacific	10,435	273
Total Paper & Forest Products		408

Personal Products — 0.8%
USANA Health Sciences*	2,947	201
Total Personal Products		201

Petroleum & Fuel Products — 0.8%
Arch Coal	2,410	215
Total Petroleum & Fuel Products		215

Pharmaceuticals — 3.8%
ANI Pharmaceuticals*	3,745	317
Corcept Therapeutics*	17,614	198

Schedules of Investments

U.S. Small Cap Fund (Concluded)

Description	Shares	Value (000)

Pharmaceuticals (continued)
Horizon Therapeutics*	10,000	$249
Mallinckrodt*	11,265	77
Supernus Pharmaceuticals*	4,448	148
Total Pharmaceuticals		989

Professional Services — 1.8%
Heidrick & Struggles International	6,500	193
Kforce	8,200	280
Total Professional Services		473

Real Estate Management & Development — 1.6%
Cushman & Wakefield*	11,153	221
Marcus & Millichap*	5,663	188
Total Real Estate Management & Development		409

Retail — 1.4%
Boot Barn Holdings*	11,667	365
Total Retail		365

Road & Rail — 1.8%
ArcBest	5,260	157
Covenant Transportation Group, Cl A*	13,000	219
USA Truck*	10,538	86
Total Road & Rail		462

Semiconductors & Semiconductor Equipment — 10.4%
Cabot Microelectronics	2,255	274
Cirrus Logic*	4,165	204
Cohu	9,680	147
Diodes*	8,240	351
Entegris	6,582	286
Inphi*	4,776	288
Lattice Semiconductor*	14,881	288
Nanometrics*	7,350	231
Semtech*	4,957	262
Silicon Laboratories*	2,993	336
Total Semiconductors & Semiconductor Equipment		2,667

Specialty Retail — 3.4%
Children’s Place	1,974	193
Container Store Group*	29,822	182
Hibbett Sports*	10,734	198
RH*	2,210	308
Total Specialty Retail		881

Description	Shares	Value (000)

Textiles, Apparel & Luxury Goods — 2.8%
Crocs*	12,733	$291
Deckers Outdoor*	2,760	431
Total Textiles, Apparel & Luxury Goods		722

Thrifts & Mortgage Finance — 1.8%
Axos Financial*	7,836	230
Federal Agricultural Mortgage, Cl C	3,068	237
Total Thrifts & Mortgage Finance		467

Wireless Telecommunication Services — 0.5%
Boingo Wireless*	8,633	130
Total Wireless Telecommunication Services		130
Total Common Stock (Cost $24,904 (000))		24,426

Cash Equivalent (A) — 5.5%
Federated Government Obligations Fund, Cl I, 2.250%	1,410,960	1,411
Total Cash Equivalent (Cost $1,411 (000))		1,411
Total Investments — 100.5% (Cost $26,315 (000))		$25,837

Percentages are based on net assets of $25,701 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2019.

Cl — Class

As of July 31, 2019, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2019, there were no Level 3 investments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)	July 31, 2019 (Unaudited)

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund
Assets:
Investments in securities at value (Cost $227,005, $43,092 and $169,668, respectively)	$305,344	$44,743	$226,434
Receivable for investment securities sold	—	—	6
Receivable for capital shares sold	48	11	108
Tax Reclaim receivable	—	—	1,133
Accrued income	36	322	302
Prepaid expenses	32	22	18

Total Assets	305,460	45,098	228,001

Liabilities:
Foreign currency payable (Proceeds $-, $- and $1, respectively)	—	—	1
Payable for capital shares redeemed	659	146	348
Payable due to Adviser	178	19	158
Shareholder servicing fees payable	68	13	10
Payable due to Administrator	23	3	17
Payable due to Custodian	19	3	2
Payable due to Transfer Agent	13	7	12
Payable for distribution fees	93	—	—
Payable due to Trustees	10	2	9
Chief Compliance Officer fees payable	5	—	3
Other accrued expenses	99	21	115

Total Liabilities	1,167	214	675

Net Assets	$304,293	$44,884	$227,326

Net Assets:
Paid-in-Capital	$167,034	$53,003	$174,029
Total Distributable Earnings/(Loss)	137,259	(8,119)	53,297

Net Assets	$304,293	$44,884	$227,326

Institutional Class Shares:
Net Assets	$135,511	$41,018	$222,112
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,831,019	3,138,757	9,543,344
Net Asset Value, Offering and Redemption Price Per Share	$47.87	$13.07	$23.27

Investor Class Shares:
Net Assets	$150,035	$3,866	$5,214
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,146,916	296,430	223,558
Net Asset Value, Offering and Redemption Price Per Share	$47.68	$13.04	$23.32

Class D Shares:
Net Assets	$18,747	n/a	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	413,051	n/a	n/a
Net Asset Value, Offering and Redemption Price Per Share	$45.39	n/a	n/a

“n/a” designates that the Fund does not offer this class.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (Continued)

	Dynamic Asset Allocation Fund		International Small Cap Fund		Louisiana Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $13,448, $13,264 and $6,341, respectively)	$14,060		$13,470		$6,627
Foreign currency (Cost $-, $3 and $-, respectively)	—		3		—
Receivable for investment securities sold	2,562		17		—
Accrued income	—		12		76
Receivable from Adviser	—		—		1
Receivable for capital shares sold	113		—		—
Tax reclaim receivable	—		55		—
Prepaid expenses	3		2		4

Total Assets	16,738		13,559		6,708

Liabilities:
Payable for investment securities purchased	2,539		—		—
Payable for capital shares redeemed	—		7		—
Payable due to Adviser	10		8		—
Shareholder servicing fees payable	1		—		6
Payable due to Administrator	1		1		—
Payable due to Custodian	1		1		—
Payable due to Transfer Agent	6		6		6
Payable due to Trustees	1		—		—
Other accrued expenses	4		2		4

Total Liabilities	2,563		25		16

Net Assets	$14,175		$13,534		$6,692

Net Assets:
Paid-in-Capital	$14,338		$15,298		$6,626
Total Distributable Earnings/(Loss)	(163)		(1,764)		66

Net Assets	$14,175		$13,534		$6,692

Institutional Class Shares:
Net Assets	$13,555		$13,283		$4,193
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	875,711		929,331		243,468
Net Asset Value, Offering and Redemption Price Per Share	$15.48		$14.29		$17.22

Investor Class Shares:
Net Assets	$620		$251		$2,499
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	40,080		17,590		145,079
Net Asset Value, Offering and Redemption Price Per Share	$15.46	*	$14.29	*	$17.22	*

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (Continued)	July 31, 2019 (Unaudited)

	Microcap Fund		Mississippi Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $14,604 and $11,774, respectively)	$15,486		$12,323
Accrued income	6		136
Prepaid expenses	5		5

Total Assets	15,497		12,464

Liabilities:
Payable for capital shares redeemed	20		13
Payable due to Adviser	10		1
Payable due to Transfer Agent	6		6
Payable due to Administrator	1		1
Shareholder servicing fees payable	1		11
Payable due to Trustees	—		1
Payable due to Custodian	1		—
Other accrued expenses	4		6

Total Liabilities	43		39

Net Assets	$15,454		$12,425

Net Assets:
Paid-in-Capital	$16,040		$12,368
Total Distributable Earnings/(Loss)	(586)		57

Net Assets	$15,454		$12,425

Institutional Class Shares:
Net Assets	$14,944		$8,990
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	920,273		538,045
Net Asset Value, Offering and Redemption Price Per Share	$16.24		$16.71

Investor Class Shares:
Net Assets	$510		$3,435
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	31,663		205,403
Net Asset Value, Offering and Redemption Price Per Share	$16.12	*	$16.72

*	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (Concluded)

	Quantitative Long/Short Fund	U.S. Small Cap Fund
Assets:
Investments in securities at value (Cost $130,732 and $26,315, respectively)	$144,899	$25,837
Deposits held at Prime Broker	7,945	—
Cash	520	—
Receivable for capital shares sold	33	21
Accrued income	179	5
Prepaid expenses	23	3

Total Assets	153,599	25,866

Liabilities:
Payable for securities sold short (Proceeds $8,475 and $-, respectively)	7,945	—
Payable due to Adviser	99	14
Payable due to Prime Broker	82	—
Payable due to Transfer Agent	9	6
Payable due to Administrator	11	2
Payable for capital shares redeemed	99	133
Shareholder servicing fees payable	6	1
Payable due to Trustees	5	1
Chief Compliance Officer fees payable	2	—
Other accrued expenses	72	8

Total Liabilities	8,330	165

Net Assets	$145,269	$25,701

Net Assets:
Paid-in-Capital	$130,944	$28,485
Total Distributable Earnings/(Loss)	14,325	(2,784)

Net Assets	$145,269	$25,701

Institutional Class Shares:
Net Assets	$129,789	$24,565
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,193,680	1,591,251
Net Asset Value, Offering and Redemption Price Per Share	$18.04	$15.44

Investor Class Shares:
Net Assets	$15,480	$1,136
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	879,235	74,156
Net Asset Value, Offering and Redemption Price Per Share	$17.61	$15.32

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)	For the six month period ended July 31, 2019 (Unaudited)

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund
Investment Income:
Interest income	$2,462	$582	$4,636	$—
Dividend income	—	538	—	190
Less: Foreign taxes withheld	—	(1)	(427)	—

Total Investment Income	2,462	1,119	4,209	190

Expenses:
Investment advisory fees	1,561	153	1,028	45
Administration fees	150	19	100	6
Shareholder servicing fees — Investor Class Shares	174	5	4	1
Shareholder servicing fees — Class D Shares	25	n/a	n/a	n/a
Distribution fees — Class D Shares	25	n/a	n/a	n/a
Transfer agent fees	47	21	38	19
Custodian fees	52	6	150	2
Trustees’ fees	21	3	15	1
Chief Compliance Officer fees	6	1	5	—
Registration fees	37	17	28	2
Professional fees	86	14	80	4
Insurance and other expenses	32	12	41	5

Total Expenses	2,216	251	1,489	85

Less: Investment advisory fees waived	(86)	(49)	—	—
Recovery of Investment Advisory Fees Previously Waived	—	—	—	8

Total Net Expenses	2,130	202	1,489	93

Net Investment Income	332	917	2,720	97

Net realized gain (loss) from security transactions	29,729	(737)	1,522	(10)
Net realized loss from foreign currency transactions	—	—	(52)	—
Net change in unrealized appreciation (depreciation) on investments	(25,016)	1,965	3,494	350
Net change in unrealized depreciation on foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	—	(19)	—

Net Realized and Unrealized Gain on investments	4,713	1,228	4,945	340

Increase in Net Assets Resulting from Operations	$5,045	$2,145	$7,665	$437

“n/a” designates that the Fund does not offer this class.

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (Continued)

	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund
Investment Income:
Interest income	$—	$105	$4	$202
Dividend income	364	—	139	—
Less: Foreign taxes withheld	(44)	—	—	—

Total Investment Income	320	105	143	202

Expenses:
Investment advisory fees	75	19	71	38
Administration fees	6	3	7	5
Shareholder servicing fees — Investor Class Shares	—	2	1	2
Custodian fees	3	1	2	2
Transfer agent fees	19	18	19	19
Trustees’ fees	1	1	1	1
Professional fees	4	2	4	4
Registration fees	2	4	2	4
Insurance and other expenses	5	4	4	5

Total Expenses	115	54	111	80

Less: Investment advisory fees waived	(6)	(19)	(1)	(32)
Less: Reimbursement from Adviser	—	(9)	—	—

Total Net Expenses	109	26	110	48

Net Investment Income	211	79	33	154

Net realized gain (loss) from security transactions	(651)	—	(1,007)	84
Net realized loss from foreign currency transactions	(22)	—	—	—
Net change in unrealized appreciation on investments	208	198	1,197	400
Net change in unrealized depreciation on foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(2)	—	—	—

Net Realized and Unrealized Gain (Loss) on investments	(467)	198	190	484

Net Increase (Decrease) in Net Assets Resulting from Operations	$(256)	$277	$223	$638

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (Concluded)	For the six month period ended July 31, 2019 (Unaudited)

	Quantitative Long/Short Fund	U.S. Small Cap Fund
Investment Income:
Dividend income	$1,433	$104

Total Investment Income	1,433	104

Expenses:
Investment advisory fees	571	98
Administration fees	62	11
Shareholder servicing fees — Investor Class Shares	16	1
Transfer agent fees	30	20
Custodian fees	6	3
Trustees’ fees	9	1
Chief Compliance Officer fees	3	1
Interest expense on securities sold short	89	—
Dividend expense on securities sold short	67	—
Registration fees	24	2
Professional fees	43	6
Insurance and other expenses	27	5

Total Expenses	947	148

Less: Investment advisory fees waived	—	(12)

Total Net Expenses	947	136

Net Investment Income (Loss)	486	(32)

Net realized loss from security transactions	(90)	(917)
Net realized loss on securities sold short	(1,249)	—
Net change in unrealized appreciation on investments	4,632	1,134
Net change in unrealized appreciation on securities sold short	660	—

Net Realized and Unrealized Gain on investments	3,953	217

Increase in Net Assets Resulting from Operations	$4,439	$185

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

	Burkenroad Small Cap Fund		Diversified Income Fund		Diversified International Fund
	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19
Investment Activities:
Net investment income	$332	$4,158	$917	$2,151	$2,720	$3,048
Net realized gain (loss) from security transactions and foreign currency transactions	29,729	87,102	(737)	(530)	1,470	2,495
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(25,016)	(136,258)	1,965	(2,147)	3,475	(42,317)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,045	(44,998)	2,145	(526)	7,665	(36,774)

Distributions:
Net investment income:
Institutional Class Shares	—	(42,716)	(770)	(1,134)	—	(2,564)
Investor Class Shares	—	(54,296)	(70)	(103)	—	(50)
Class C Shares(1)	n/a	n/a	(2)	(7)	—	—
Class D Shares	—	(5,779)	n/a	n/a	n/a	n/a
Return of capital:
Institutional Class Shares	—	—	—	(368)	—	—
Investor Class Shares	—	—	—	(36)	—	—
Class C Shares	n/a	n/a	—	(3)	—	—
Class D Shares	—	—	n/a	n/a	n/a	n/a

Total Distributions	—	(102,791)	(842)	(1,651)	—	(2,614)

Capital Share Transactions(2):
Institutional Class Shares:
Shares issued	16,657	90,579	4,346	7,687	19,934	14,267
Shares reinvested	—	38,690	608	378	—	1,519
Shares redeemed	(44,445)	(132,360)	(3,708)	(14,175)	(25,806)	(27,417)

Net Institutional Class Shares Transactions	(27,788)	(3,091)	1,246	(6,110)	(5,872)	(11,631)

Investor Class Shares:
Shares issued	9,204	38,743	554	1,060	551	376
Shares reinvested	—	48,495	48	98	—	45
Shares redeemed	(59,817)	(250,610)	(490)	(2,484)	(1,032)	(1,760)

Net Investor Class Shares Transactions	(50,613)	(163,372)	112	(1,326)	(481)	(1,339)

Class C Shares(1):
Shares issued	n/a	n/a	(209)	—	—	3
Shares reinvested	n/a	n/a	1	8	—	—
Shares redeemed	n/a	n/a	(259)	(180)	(55)	(23)

Net Class C Shares Transactions	n/a	n/a	(467)	(172)	(55)	(20)

Class D Shares:
Shares issued	851	2,696	n/a	n/a	n/a	n/a
Shares reinvested	—	5,536	n/a	n/a	n/a	n/a
Shares redeemed	(3,949)	(9,296)	n/a	n/a	n/a	n/a

Net Class D Shares Transactions	(3,098)	(1,064)	n/a	n/a	n/a	n/a

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(81,499)	(167,527)	891	(7,608)	(6,408)	(12,990)

Total Increase (Decrease) in Net Assets	(76,454)	(315,316)	2,194	(9,785)	1,257	(52,378)

Net Assets:
Beginning of year/period	380,747	696,063	42,690	52,475	226,069	278,447

End of year/period	$304,293	$380,747	$44,884	$42,690	$227,326	$226,069

“n/a” designates that the Fund does not offer this class.

(1)

On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019. The performance and financial history shown of the class is solely that of the fund’s Investor Class Shares.

(2)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (Continued)

	Dynamic Asset Allocation Fund		International Small Cap Fund		Louisiana Tax-Free Income Fund		Microcap Fund
	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19
Investment Activities:
Net investment income (loss)	$97	$183	$211	$333	$79	$169	$33	$(93)
Net realized gain (loss) from security transactions, realized gain distributions from investment company shares and foreign currency transactions	(10)	(594)	(673)	(971)	—	29	(1,007)	(150)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	350	(309)	206	(3,590)	198	(58)	1,197	(2,570)

Net Increase (Decrease) in Net Assets Resulting from Operations	437	(720)	(256)	(4,228)	277	140	223	(2,813)

Distributions:
Net investment income:
Institutional Class Shares	—	(182)	—	(477)	(52)	(106)	—	(409)
Investor Class Shares	—	(11)	—	(11)	(30)	(63)	—	(17)
Class C Shares(1)	—	(3)	—	—	—	—	—	(1)

Total Distributions	—	(196)	—	(488)	(82)	(169)	—	(427)

Capital Share Transactions(2):
Institutional Class Shares:
Shares issued	3,847	7,867	3,205	7,314	342	693	2,927	5,950
Shares reinvested	—	52	—	271	39	16	—	396
Shares redeemed	(629)	(2,622)	(4,373)	(6,153)	(278)	(505)	(1,354)	(4,251)

Net Institutional Class Shares Transactions	3,218	5,297	(1,168)	1,432	103	204	1,573	2,095

Investor Class Shares:
Shares issued	310	270	32	80	124	107	55	66
Shares reinvested	—	10	—	11	24	51	—	17
Shares redeemed	(411)	(79)	(167)	(109)	(71)	(676)	(127)	(110)

Net Investor Class Shares Transactions	(101)	201	(135)	(18)	77	(518)	(72)	(27)

Class C Shares(1):
Shares issued	7	26	—	—	—	—	(2)	3
Shares reinvested	—	1	—	—	—	—	—	1
Shares redeemed	(333)	(9)	—	—	(17)	—	(41)	(6)

Net Class C Shares Transactions	(326)	18	—	—	(17)	—	(43)	(2)

Total Increase (Decrease) in Net Assets from Capital Share Transactions	2,791	5,516	(1,303)	1,414	163	(314)	1,458	2,066

Total Increase (Decrease) in Net Assets	3,228	4,600	(1,559)	(3,302)	358	(343)	1,681	(1,174)

Net Assets:
Beginning of year/period	10,947	6,347	15,093	18,395	6,334	6,677	13,773	14,947

End of year/period	$14,175	$10,947	$13,534	$15,093	$6,692	$6,334	$15,454	$13,773

“n/a” designates that the Fund does not offer this class.

(1)

On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019. The performance and financial history shown of the class is solely that of the fund’s Investor Class Shares.

(2)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (Concluded)

	Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund		U.S. Small Cap Fund
	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19
Investment Activities:
Net investment income (loss)	$154	$348	$486	$893	$(32)	$(75)
Net realized gain (loss) from investments (including securities sold short)	84	54	(1,339)	6,895	(917)	1,083
Net change in unrealized appreciation (depreciation) on investments (including securities sold short)	400	(163)	5,292	(16,026)	1,134	(7,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	638	239	4,439	(8,238)	185	(6,055)

Distributions:
Institutional Class Shares	(111)	(234)	—	(8,595)	—	(1,462)
Investor Class Shares	(42)	(111)	—	(1,118)	—	(61)
Class C Shares(1)	—	(1)	—	(182)	—	(4)

Total Distributions	(153)	(346)	—	(9,895)	—	(1,527)

Capital Share Transactions(2):
Institutional Class Shares:
Shares issued	132	714	23,037	29,913	5,491	8,704
Shares reinvested	77	4	—	7,306	—	1,438
Shares redeemed	(420)	(637)	(11,685)	(48,774)	(3,252)	(12,552)

Net Institutional Class Shares Transactions	(211)	81	11,352	(11,555)	2,239	(2,410)

Investor Class Shares:
Shares issued	151	226	3,574	7,677	213	1,183
Shares reinvested	34	92	—	1,067	—	61
Shares redeemed	(655)	(2,245)	(3,338)	(11,863)	(133)	(1,458)

Net Investor Class Shares Transactions	(470)	(1,927)	236	(3,119)	80	(214)

Class C Shares(1):
Shares issued	1	—	—	174	14	3
Shares reinvested	—	1	—	173	—	4
Shares redeemed	(33)	—	(2,501)	(1,051)	(45)	(92)

Net Class C Shares Transactions	(32)	1	(2,501)	(704)	(31)	(85)

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(713)	(1,845)	9,087	(15,378)	2,288	(2,709)

Total Increase (Decrease) in Net Assets	(228)	(1,952)	13,526	(33,511)	2,473	(10,291)

Net Assets:
Beginning of year/period	12,653	14,605	131,743	165,254	23,228	33,519

End of year/period	$12,425	$12,653	$145,269	$131,743	$25,701	$23,228

“n/a” designates that the Fund does not offer this class.

(1)

On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019. The performance and financial history shown of the class is solely that of the fund’s Investor Class Shares.

(2)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Financial Highlights

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Burkenroad Small Cap Fund
INSTITUTIONAL CLASS SHARES
2019**	$47.24	$(0.06)		$0.69	$0.63	$—	$—	$—	$47.87
2019	69.46	0.59		(8.01)	(7.42)	(0.65)	(14.15)	(14.80)	47.24
2018	65.95	0.08		8.94	9.02	—	(5.51)	(5.51)	69.46
2017*	57.19	0.09		8.67	8.76	—	—	—	65.95
INVESTOR CLASS SHARES^
2019**	$47.10	$(0.06)		$0.64	$0.58	$—	$—	$—	$47.68
2019	69.21	0.40	(2)	(7.87)	(7.47)	(0.49)	(14.15)	(14.64)	47.10
2018	65.83	(0.03	)(2)	8.92	8.89	—	(5.51)	(5.51)	69.21
2017	51.65	(0.02)		14.20	14.18	—	—	—	65.83
2016	54.22	0.00		(2.15)	(2.15)	—	(0.42)	(0.42)	51.65
2015	55.57	(0.11)		(0.04)	(0.15)	—	(1.20)	(1.20)	54.22
CLASS D SHARES
2019**	$44.91	$0.11		$0.37	$0.48	$—	$—	$—	$45.39
2019	66.64	0.66	(2)	(7.72)	(7.06)	(0.52)	(14.15)	(14.67)	44.91
2018	63.69	(0.16)		8.62	8.46	—	(5.51)	(5.51)	66.64
2017	50.10	(0.16)		13.75	13.59	—	—	—	63.69
2016	52.74	(0.14)		(2.08)	(2.22)	—	(0.42)	(0.42)	50.10
2015	54.22	(0.25)		(0.03)	(0.28)	—	(1.20)	(1.20)	52.74

(1)	Portfolio turnover is for the Fund for the fiscal year.
(2)	For the years ended January 31, the amounts include a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Shares
2019	$0.04	0.06%	0.06%
2018	$0.03	0.04%	0.05%
Class D Shares
2019	$0.31	0.43%	0.46%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
*	Commenced operations on May 31, 2016. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Total Return††		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

1.33%		$135,511	1.10%	1.15%	(0.24)%		17%
(7.97)		161,260	1.15	1.17	0.88		31
13.79		228,272	1.15	1.17	0.12		50
15.32		150,676	1.14	1.14	0.22		38 (1)

1.23%		$150,035	1.30%	1.35%	1.60%		17%
(8.10	)(2)	197,852	1.35	1.37	0.61	(2)	31
13.61	(2)	437,070	1.35	1.37	(0.04	)(2)	50
27.45		582,849	1.39	1.39	(0.03)		38
(4.01)		629,950	1.37	1.37	0.01		39
(0.34)		691,396	1.35	1.35	(0.18)		53

1.07%		$18,747	1.60%	1.65%	0.47%		17%
(7.79	)(2)	21,635	1.40	1.42	1.04	(2)	31
13.40		30,721	1.52	1.53	(0.25)		50
27.13		46,867	1.64	1.64	(0.28)		38
(4.25)		55,168	1.62	1.62	(0.26)		39
(0.59)		51,225	1.60	1.60	(0.44)		53

Financial Highlights (Continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Dividends
Diversified Income Fund
INSTITUTIONAL CLASS SHARES
2019**	$12.68	$0.27	$0.37	$0.64	$(0.25)	$—	$—	$(0.25)
2019	13.21	0.57	(0.66)	(0.09)	(0.33)	(0.11)	—	(0.44)
2018	13.37	0.49	(0.01)	0.48	(0.51)	(0.13)	—	(0.64)
2017	12.56	0.51	0.92	1.43	(0.47)	(0.15)	—	(0.62)
2016	14.79	0.64	(2.05)	(1.41)	(0.73)	(0.09)	—	(0.82)
2015	15.49	0.56	(0.32)	0.24	(0.66)	(0.18)	(0.10)	(0.94)
INVESTOR CLASS SHARES^#
2019**	$12.65	$0.21	$0.41	$0.62	$(0.23)	$—	$—	$(0.23)
2019	13.19	0.53	(0.65)	(0.12)	(0.31)	(0.11)	—	(0.42)
2018	13.35	0.45	(0.01)	0.44	(0.47)	(0.13)	—	(0.60)
2017	12.54	0.46	0.93	1.39	(0.42)	(0.16)	—	(0.58)
2016	14.78	0.60	(2.04)	(1.44)	(0.72)	(0.08)	—	(0.80)
2015	15.50	0.55	(0.36)	0.19	(0.65)	(0.16)	(0.10)	(0.91)

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Net Asset Value, End of Period	Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$13.07	5.07%	$41,018	0.90%	1.13%	4.21%	27%
12.68	(0.62)	38,593	0.90	1.08	4.43	69
13.21	3.64	46,668	0.90	1.07	3.64	59
13.37	11.56	48,405	0.90	1.04	3.84	83
12.56	(9.90)	40,448	0.90	1.00	4.56	77
14.79	1.37	52,046	0.90	0.99	3.56	77

$13.04	4.97%	$3,866	1.15%	1.38%	3.22%	27%
12.65	(0.89)	3,846	1.15	1.33	4.13	69
13.19	3.38	5,367	1.15	1.32	3.38	59
13.35	11.29	6,514	1.15	1.28	3.50	83
12.54	(10.11)	8,557	1.15	1.25	4.28	77
14.78	1.08	12,563	1.15	1.24	3.47	77

Financial Highlights (Continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2019**	$22.56	$0.27		$0.44	$0.71	$—	$—	$—	$23.27
2019	26.41	0.30		(3.88)	(3.58)	(0.27)	—	(0.27)	22.56
2018	20.61	0.23		5.81	6.04	(0.24)	—	(0.24)	26.41
2017	17.57	0.22		3.05	3.27	(0.23)	—	(0.23)	20.61
2016	21.02	0.23		(3.42)	(3.19)	(0.26)	—	(0.26)	17.57
2015	21.55	0.19		(0.54)	(0.35)	(0.18)	—	(0.18)	21.02
INVESTOR CLASS SHARES^#
2019**	$22.63	$0.26		$0.43	$0.69	$—	$—	$—	$23.32
2019	26.42	0.26	(1)	(3.84)	(3.58)	(0.21)	—	(0.21)	22.63
2018	20.62	0.18		5.79	5.97	(0.17)	—	(0.17)	26.42
2017	17.56	0.21		3.00	3.21	(0.15)	—	(0.15)	20.62
2016	20.94	0.22		(3.45)	(3.23)	(0.15)	—	(0.15)	17.56
2015	21.47	0.14		(0.55)	(0.41)	(0.12)	—	(0.12)	20.94

(1)	For the year ended January 31, 2019, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Shares	$0.03	0.13%	0.12%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Total Return††		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

3.15%		$222,112	1.29%	1.29%	2.37%	7%
(13.48)		220,490	1.27	1.27	1.26	10
29.35		270,452	1.28	1.28	0.99	16
18.67		244,532	1.26	1.26	1.17	29
(15.27)		290,492	1.24	1.24	1.09	15
(1.66)		439,801	1.20	1.20	0.83	21

3.05%		$5,214	1.44%	1.44%	2.22%	7%
(13.50	)(1)	5,496	1.47	1.47	1.08 (1)	10
29.00		7,875	1.53	1.53	0.77	16
18.32		7,782	1.51	1.51	1.08	29
(15.50)		14,295	1.49	1.49	1.05	15
(1.93)		44,232	1.45	1.45	0.61	21

Financial Highlights (Continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Dynamic Asset Allocation Fund
INSTITUTIONAL CLASS SHARES
2019**	$14.96	$0.11	$0.41	$0.52	$—	$—	$—	$15.48
2019	16.54	0.31	(1.61)	(1.30)	(0.28)	—	(0.28)	14.96
2018	14.65	0.25	1.82	2.07	(0.18)	—	(0.18)	16.54
2017	12.83	0.06	1.86	1.92	(0.10)	—	(0.10)	14.65
2016*	15.00	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	12.83
INVESTOR CLASS SHARES^#
2019**	$14.95	$0.08	$0.43	$0.51	$—	$—	$—	$15.46
2019	16.53	0.23	(1.57)	(1.34)	(0.24)	—	(0.24)	14.95
2018	14.64	0.14	1.88	2.02	(0.13)	—	(0.13)	16.53
2017	12.81	0.03	1.86	1.89	(0.06)	—	(0.06)	14.64
2016*	15.00	—	(2.18)	(2.18)	(0.01)	—	(0.01)	12.81

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period and have not been annualized.
(1)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

3.48%	$13,555	1.40%		1.28%	1.51%	111%
(7.78)	9,935	1.40	(1)	1.37	1.96	310
14.15	5,449	1.40		2.04	1.60	140
14.98	1,764	1.40		2.77	0.44	239
(14.31)	750	1.40		3.00	0.62	379

3.41%	$620	1.65%		1.53%	1.09%	111%
(8.04)	682	1.65	(1)	1.63	1.47	310
13.86	552	1.65		2.39	0.92	140
14.74	649	1.65		3.11	0.22	239
(14.54)	604	1.65		2.99	(0.04)	379

Financial Highlights (Continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
International Small Cap Fund
INSTITUTIONAL CLASS SHARES
2019**	$14.53	$0.20	$(0.44)	$(0.24)	$—	$—	$—	$14.29
2019	18.54	0.30	(3.85)	(3.55)	(0.23)	(0.23)	(0.46)	14.53
2018	14.16	0.14	4.56	4.70	(0.32)	—	(0.32)	18.54
2017	13.47	0.16	0.74	0.90	(0.21)	—	(0.21)	14.16
2016*	15.00	(0.03)	(1.49)	(1.52)	(0.01)	—	(0.01)	13.47
INVESTOR CLASS SHARES^#
2019**	$14.54	$0.19	$(0.44)	$(0.25)	$—	$—	$—	$14.29
2019	18.53	0.25	(3.83)	(3.58)	(0.18)	(0.23)	(0.41)	14.54
2018	14.16	0.12	4.53	4.65	(0.28)	—	(0.28)	18.53
2017	13.46	0.15	0.72	0.87	(0.17)	—	(0.17)	14.16
2016*	15.00	(0.05)	(1.49)	(1.54)	—	—	—	13.46

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

(1.65)%	$13,283	1.46%	1.54%	2.83%	42%
(18.93)	14,699	1.55	1.57	1.81	86
33.27	17,866	1.55	1.71	0.85	64
6.77	8,259	1.55	1.87	1.19	88
(10.12)	7,102	1.55	2.27	(0.30)	29

(1.72)%	$251	1.71%	1.79%	2.62%	42%
(19.10)	394	1.80	1.81	1.55	86
32.87	529	1.80	1.96	0.73	64
6.50	423	1.80	2.10	1.09	88
(10.27)	582	1.80	2.55	(0.55)	29

Financial Highlights (Continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2019**	$16.70	$0.22	$0.52	$0.74	$(0.22)	$—	$(0.22)	$17.22
2019	16.77	0.45	(0.07)	0.38	(0.45)	—	(0.45)	16.70
2018	16.79	0.47	—	0.47	(0.49)	—	(0.49)	16.77
2017	17.29	0.49	(0.49)	—	(0.50)	—	(0.50)	16.79
2016	17.37	0.51	(0.08)	0.43	(0.51)	—	(0.51)	17.29
2015	15.66	0.51	1.72	2.23	(0.52)	—	(0.52)	17.37
INVESTOR CLASS SHARES^#
2019**	$16.70	$0.21	$0.52	$0.73	$(0.21)	$—	$(0.21)	$17.22
2019	16.77	0.41	(0.07)	0.34	(0.41)	—	(0.41)	16.70
2018	16.78	0.42	0.01	0.43	(0.44)	—	(0.44)	16.77
2017	17.28	0.44	(0.49)	(0.05)	(0.45)	—	(0.45)	16.78
2016	17.37	0.47	(0.09)	0.38	(0.47)	—	(0.47)	17.28
2015	15.65	0.47	1.73	2.20	(0.48)	—	(0.48)	17.37

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
*	Portfolio turnover rate is zero for the period indicated.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.

Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses of average net assets would have been 1.75%

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

4.48%	$4,193	0.75%	1.65%	2.58%	—	%*
2.31	3,969	0.75	1.62	2.70	24
2.80	3,781	0.75	1.53	2.74	27
(0.06)	3,939	0.75	1.38	2.84	5
2.56	4,902	0.75	1.32	2.99	16
14.43	5,137	0.75	1.34	3.09	19

4.41%	$2,499	0.90%	1.80%	2.44%	—	%*
2.10	2,348	0.96	1.82	2.49	24
2.60	2,879	1.00	1.78	2.49	27
(0.31)	3,290	1.00	1.63	2.58	5
2.25	4,740	1.00	1.57	2.74	16
14.21	5,341	1.00	1.59	2.85	19

Financial Highlights (Continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Microcap Fund
INSTITUTIONAL CLASS SHARES
2019**	$15.94	$0.04	$0.26	$0.30	$—	$—	$—	$16.24
2019	19.28	(0.10)	(2.76)	(2.86)	(0.01)	(0.47)	(0.48)	15.94
2018	17.26	(0.01)	2.39	2.38	—	(0.36)	(0.36)	19.28
2017	13.72	0.04	3.54	3.58	(0.04)	—	(0.04)	17.26
2016*	15.00	(0.04)	(1.24)	(1.28)	—	—	—	13.72
INVESTOR CLASS SHARES^#
2019**	$15.84	$(0.04)	$0.32	$0.28	$—	$—	$—	$16.12
2019	19.19	(0.15)	(2.73)	(2.88)	—	(0.47)	(0.47)	15.84
2018	17.23	(0.05)	2.37	2.32	—	(0.36)	(0.36)	19.19
2017	13.70	—	3.53	3.53	—	—	—	17.23
2016*	15.00	(0.06)	(1.24)	(1.30)	—	—	—	13.70

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

(1)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

1.88%	$14,944	1.43%		1.45%	0.45%	45%
(14.55)	13,158	1.50	(1)	1.47	(0.55)	143
13.77	14,167	1.50		1.59	(0.05)	116
26.11	7,476	1.50		1.85	0.28	153
(8.53)	4,491	1.50		2.48	(0.39)	153

1.77%	$510	1.68%		1.70%	(0.46)%	45%
(14.73)	574	1.75	(1)	1.72	(0.80)	143
13.44	729	1.75		1.84	(0.26)	116
25.77	780	1.75		2.11	(0.02)	153
(8.67)	969	1.75		2.70	(0.62)	153

Financial Highlights (Continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2019**	$16.08	$0.20		$0.63	$0.83	$(0.20)	$—	$(0.20)	$16.71
2019	16.18	0.42		(0.10)	0.32	(0.42)	—	(0.42)	16.08
2018	16.21	0.46		(0.03)	0.43	(0.46)	—	(0.46)	16.18
2017	16.86	0.46		(0.63)	(0.17)	(0.48)	—	(0.48)	16.21
2016	17.01	0.49		(0.15)	0.34	(0.49)	—	(0.49)	16.86
2015	15.51	0.50		1.51	2.01	(0.51)	—	(0.51)	17.01
INVESTOR CLASS SHARES^#
2019**	$16.10	$0.19		$0.62	$0.81	$(0.19)	$—	$(0.19)	$16.72
2019	16.18	0.39	(1)	(0.08)	0.31	(0.39)	—	(0.39)	16.10
2018	16.21	0.42		(0.03)	0.39	(0.42)	—	(0.42)	16.18
2017	16.87	0.42		(0.65)	(0.23)	(0.43)	—	(0.43)	16.21
2016	17.01	0.45		(0.14)	0.31	(0.45)	—	(0.45)	16.87
2015	15.51	0.46		1.51	1.97	(0.47)	—	(0.47)	17.01

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.
(1)	For the year ended January 31, 2019, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Investor Class Shares	$0.00	0.02%	0.02%
Amounts	designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

5.20%	$8,990	0.75%	1.26%	2.47%	3%
2.03	8,856	0.75	1.20	2.61	40
2.68	8,829	0.75	1.17	2.82	17
(1.09)	7,877	0.75	1.11	2.73	1
2.11	7,931	0.75	1.10	2.97	6
13.15	8,580	0.75	1.04	3.07	3

5.08%	$3,435	0.85%	1.37%	2.38%	3%
1.96 (1)	3,765	0.94	1.38	2.42 (1)	40
2.42	5,744	1.00	1.42	2.57	17
(1.40)	6,563	1.00	1.36	2.48	1
1.91	8,409	1.00	1.35	2.72	6
12.86	10,493	1.00	1.29	2.82	3

Financial Highlights (Continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2019**	$17.48	$0.06	$0.50	$0.56	$—	$—	$—	$18.04
2019	19.97	0.12	(1.24)	(1.12)	(0.10)	(1.27)	(1.37)	17.48
2018	18.23	0.03	1.97	2.00	—	(0.26)	(0.26)	19.97
2017	17.15	0.03	1.05	1.08	—	—	—	18.23
2016	17.87	(0.09)	(0.18)	(0.27)	—	(0.45)	(0.45)	17.15
2015	17.06	(0.01)	1.83	1.82	—	(1.01)	(1.01)	17.87
INVESTOR CLASS SHARES^#
2019**	$17.06	$0.05	$0.50	$0.55	$—	$—	$—	$17.61
2019	19.54	0.10 (3)	(1.24)	(1.14)	(0.07)	(1.27)	(1.34)	17.06
2018	17.82	0.03 (3)	1.95	1.98	—	(0.26)	(0.26)	19.54
2017	16.81	(0.01)	1.02	1.01	—	—	—	17.82
2016	17.57	(0.13)	(0.18)	(0.31)	—	(0.45)	(0.45)	16.81
2015	16.83	(0.04)	1.79	1.75	—	(1.01)	(1.01)	17.57

(1)

Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/ decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2017, 2016, 2015 and 2014 was 0.92%, 1.15, 0.84% and 0.96%, respectively. Expense limitations are applied before giving effect to performance incentive adjustments. Effective June 1, 2017, the performance fee adjustment was discontinued. The effective advisory fee rate from February 1, 2017 through June 1, 2017 was 0.77%.

(2)

Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Investor Class Shares
2019**	1.08%	1.33%
2019	1.07%	1.22%
2018	1.04%	1.24%
2017	1.13%	1.40%
2016	1.35%	1.63%
2015	1.07%	1.31%
(3)	For the years ended January 31, the amounts include a reimbursement for payments of prior years’ shareholder servicing fees as follows:

Investor Shares Class	Net Investment Income Per Share	Net Investment Income ratio	Total Return
2019	$0.00	0.02%	0.02%
2018	$0.05	0.18%	0.26%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Total Return††		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

3.20%		$129,789	1.31%	1.31%	0.70%	54%
(5.21)		114,494	1.20	1.20	0.64	84
11.04		141,821	1.14	1.14	0.18	104
6.30		100,557	1.26	1.26	0.18	126
(1.59)		78,415	1.64	1.64	(0.47)	159
10.59		64,494	1.47	1.47	(0.03)	151

3.22%		$15,480	1.64%	1.64%	0.70%	54%
(5.42	)(3)	14,875	1.35	1.35	0.51 (3)	84
11.18	(3)	19,994	1.34	1.34	0.15 (3)	104
6.01		59,079	1.53	1.53	(0.06)	126
(1.85)		75,436	1.92	1.92	(0.74)	159
10.32		42,614	1.70	1.70	(0.25)	151

Financial Highlights (Continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2019 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Losses	Total Dividends and Distributions	Net Asset Value, End of Period
U.S. Small Cap Fund
INSTITUTIONAL CLASS SHARES
2019**	$15.30	$(0.02)	$0.16	$0.14	$—	$—	$—	$15.44
2019	19.57	(0.04)	(3.31)	(3.35)	(0.01)	(0.91)	(0.92)	15.30
2018	18.25	0.02	1.31	1.33	(0.01)	—	(0.01)	19.57
2017	14.41	0.07	3.88	3.95	(0.11)	—	(0.11)	18.25
2016	14.50	0.03	(0.09)	(0.06)	(0.03)	—	(0.03)	14.41
2015	14.32	0.04	0.15	0.19	(0.01)	—	(0.01)	14.50
INVESTOR CLASS SHARES^#
2019**	$15.20	$(0.12)	$0.24	$0.12	$—	$—	$—	$15.32
2019	19.48	(0.08)	(3.29)	(3.37)	—	(0.91)	(0.91)	15.20
2018	18.20	(0.02)	1.30	1.28	—	—	—	19.48
2017	14.37	0.02	3.88	3.90	(0.07)	—	(0.07)	18.20
2016	14.47	(0.01)	(0.09)	(0.10)	—	—	—	14.37
2015	14.32	(0.02)	0.17	0.15	—	—	—	14.47

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016
#	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.
**	All ratios for the six month period ended July 31, 2019 have been annualized.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2019

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

0.92%	$24,565	1.10%	1.20%	(0.25)%	28%
(16.49)	22,156	1.10	1.14	(0.23)	113
7.28	31,856	1.10	1.18	0.12	78
27.41	13,343	1.10	1.33	0.42	82
(0.45)	9,454	1.10	1.44	0.15	61
1.32	6,704	1.10	2.18	0.27	71

0.79%	$1,136	1.35%	1.45%	(1.58)%	28%
(16.67)	1,025	1.35	1.39	(0.46)	113
7.03	1,507	1.35	1.43	(0.10)	78
27.10	1,082	1.35	1.58	0.13	82
(0.69)	1,232	1.35	1.71	(0.10)	61
1.05	1,489	1.35	4.63	(0.14)	71

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 20 funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”), the Hancock Horizon Diversified Income Fund (the “Diversified Income Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Dynamic Asset Allocation Fund (the “Dynamic Asset Allocation Fund”), the Hancock Horizon International Small Cap Fund (the “International Small Cap Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund”), the Hancock Horizon Microcap Fund (the “Microcap Fund”), the Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund”), the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”) and the Hancock Horizon U.S. Small Cap Fund (the “U.S. Small Cap Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Effective May 31, 2016, Class A Shares were redesignated as Investor Class Shares. The share class name had no impact on the Funds’ operations or investment policy.

Effective May 24, 2019, Class C Shares merged into Investor Class Shares. The merger had no impact on the Fund’s operations or investment policy.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the

July 31, 2019 (Unaudited)

automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: a security’s trading has been halted or suspended; a security has been de-listed from a national exchange; a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or a security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Fair valued securities, if applicable, are identified in the Schedules of Investments.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a sub-adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund and International Small Cap Fund use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that

Notes to Financial Statements (Continued)

the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

If a local market in which the Diversified International Fund or International Small Cap Fund owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. As of July 31, 2019, the Diversified International Fund and International Small Cap Fund, valued certain securities in accordance with the procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended July 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended July 31, 2019, the Funds did not incur any interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is

July 31, 2019 (Unaudited)

recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

The Diversified International Fund and the International Small Cap Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Investments in REITs – Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or prime broker interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions. Please refer to the Quantitative Long/Short Fund’s Statement of Asset and Liabilities regarding deposits held/due to prime broker.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed

Notes to Financial Statements (Continued)

Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the six month period ended July 31, 2019 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$807,595	$347,088	3.20%	$4,041

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid monthly for the Diversified Income Fund, the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, and declared and paid annually for the Burkenroad Small Cap Fund, the Diversified International Fund, the Dynamic Asset Allocation Fund, the International Small Cap Fund, the Microcap Fund, the Quantitative Long/Short Fund and the U.S. Small Cap Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”) is an unincorporated division of Whitney Bank and serves as the investment adviser to the Funds. Whitney Bank, which uses the trade name Hancock Bank, is part of Hancock Whitney Corporation’s family of companies. Hancock Whitney Corporation and its family of companies, including Whitney Bank, are collectively known as “Hancock”. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows:

Assets	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
$0 - $100 million	n/a	n/a	1.00%	n/a	n/a
Over $100 million	n/a	n/a	0.90%	n/a	n/a
$0 - $500 million	0.95%	0.70%	n/a	0.70%	1.10%
$500 million - $1 billion	0.90%	0.65%	n/a	0.65%	1.05%
Over $1 billion	0.85%	0.60%	n/a	0.60%	1.00%

Assets	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund(1)	U.S. Small Cap Fund
$0 - $500 million	0.60%	1.00%	0.60%	0.80%	0.80%
$500 million - $1 billion	0.55%	0.95%	0.55%	0.75%	0.75%
Over $1 billion	0.50%	0.90%	0.50%	0.70%	0.70%

“n/a” designates asset tier not applicable.

(1)

Effective June 1, 2017, the performance fee adjustment was discontinued. Prior to June 1, 2017, the advisory fee paid to the Adviser for providing services to the Quantitative Long/Short Fund consisted of a basic annual fee rate of 1.20% of the Fund’s average daily net assets for the first $500 million in assets, 1.15% of the Fund’s average daily net assets for the next $500 million in assets, and 1.10% of the Fund’s average daily net assets for assets over $1 billion (the “Basic Fee”), and a potential performance adjustment (“Performance Adjustment”) of 0.40% of the Fund’s average daily net assets during the 12-month period ending on each monthly Performance Adjustment calculation date (a “Performance Period”). The Performance Adjustment was subtracted from the Basic Fee if the Fund’s Institutional Class Shares underperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period, and was added to the Basic Fee if the Fund’s Institutional Class Shares outperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period. Because the Performance Adjustment was based on the performance of the Fund relative to the performance of the S&P Composite 1500 Index, the Adviser could receive a positive Performance Adjustment even during Performance Periods when the Fund’s performance was negative.

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Burkenroad Small Cap Fund*	Diversified Income Fund*	Diversified International Fund*	Dynamic Asset Allocation Fund*	International Small Cap Fund*
Institutional Class Shares	1.15%	0.90%	1.50%	1.40%	1.55%
Investor Class Shares	1.40%	1.15%	1.75%	1.65%	1.80%
Class D Shares	1.65%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund*	Microcap Fund*	Mississippi Tax-Free Income Fund*	Quantitative Long/Short Fund*		U.S. Small Cap Fund*
Institutional Class Shares	0.75%	1.50%	0.75%	1.70	%(1)	1.10%
Investor Class Shares	1.00%	1.75%	1.00%	1.95	%(1)	1.35%

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2019.

July 31, 2019 (Unaudited)

(1)

Prior to June 1, 2017, the Adviser had contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 2018 (the “Expense Limits”). Since the Expense Limits were applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation. During the six month period ended July 31, 2019, the Adviser recaptured previously waived/reimbursed fees of $7,722 for the Dynamic Asset Allocation Fund.

As of July 31, 2019, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until July 31:	Burkenroad Small Cap Fund	Diversified Income Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
2017	2020	$54,727	$94,673	$18,996	$25,681
2018	2021	126,965	89,827	11,486	12,271
2019	2022	147,297	97,016	—	9,126

	Total	$328,989	$281,516	$30,482	$47,078

Fiscal Year	Subject to Repayment until July 31:	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	U.S. Small Cap Fund
2017	2020	$55,761	$15,253	$61,638	$27,500
2018	2021	56,559	4,878	62,087	17,491
2019	2022	56,962	—	63,698	21,207

	Total	$169,282	$20,131	$187,423	$66,198

The Adviser oversees EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”), the sub-adviser to the Diversified International Fund, and GlobeFlex Capital, L.P. (“GlobeFlex” or the “Sub-Adviser” and, together with

EARNEST, the “Sub-Advisers”), the sub-adviser to the International Small Cap Fund, to ensure compliance with the investment policies and guidelines of each Fund, and monitors each Sub-Adviser’s adherence to its investment style. The Adviser pays EARNEST out of the advisory fee it receives from the Diversified International Fund and pays GlobeFlex out of the advisory fee it receives from the International Small Cap Fund. The Board supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

Administration Agreement

SEI Investments Global Funds Services (the “Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six month period ended July 31, 2019, the Funds were charged as follows for these services:

Fund Name	Administration Fee Charged
Burkenroad Small Cap Fund	$150,263
Diversified Income Fund	19,043
Diversified International Fund	99,778
Dynamic Asset Allocation Fund	5,649
International Small Cap Fund	6,490
Louisiana Tax-Free Income Fund	2,738
Microcap Fund	6,634
Mississippi Tax-Free Income Fund	5,451
Quantitative Long/Short Fund	62,093
U.S. Small Cap Fund	10,651

Transfer Agent and Custodian Agreement

Hancock serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock is paid an annual fee of $12,000 for each class of each Fund and 0.0175% of the average daily net assets of the Funds.

Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is

Notes to Financial Statements (Continued)

paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Burken road Small Cap Fund	Diversified Income Fund	Diversified Interna tional Fund	Dynamic Asset Allocation Fund	Interna tional Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	—	—	—	—	—
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	—	—	—	—	—

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month ended July 31, 2019, Hancock Investment Securities, Inc. received distribution fees in the amount of $2,076 for the Burkenroad Small Cap Fund.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%	0.25%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2019, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $2,076 for the Burkenroad Small Cap Fund.

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

During the year ended January 31, 2019, the Burkenroad Small Cap Fund, the Diversified International Fund, the Mississippi Tax-Free Income Fund and the Quantitative Long/ Short Fund were reimbursed for payments of prior years’ shareholder servicing fees in the amounts of $290,296, $8,255, $997 and $4,448, respectively. These amounts were reimbursed by the Adviser and are included in Other income on the Statements of Operations.

July 31, 2019 (Unaudited)

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

For the six month period ended July 31, 2019 (Unaudited) and the year ended January 31, 2019.

	Burkenroad Small Cap Fund		Diversified Income Fund		Diversified International Fund		Dynamic Asset Allocation Fund
	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19
Institutional Class Shares:
Shares issued	343	1,426	335	598	877	622	253	501
Shares reinvested	—	910	47	29	—	73	—	3
Shares redeemed	(924)	(2,210)	(287)	(1,116)	(1,105)	(1,165)	(41)	(170)

Total Institutional Class Shares Transactions	(581)	126	95	(489)	(228)	(470)	212	334

Investor Class Shares:
Shares issued	194	590	27	82	25	16	21	17
Shares reinvested	—	1,148	4	8	—	2	—	1
Shares redeemed	(1,247)	(3,853)	(38)	(193)	(44)	(73)	(27)	(5)

Total Investor Class Shares Transactions	(1,053)	(2,115)	(7)	(103)	(19)	(55)	(6)	13

Class C Shares(1):
Shares issued	n/a	n/a	—	—	—	—	—	2
Shares reinvested	n/a	n/a	—	1	—	—	—	—
Shares redeemed	n/a	n/a	(20)	(14)	(4)	(1)	(22)	(1)

Total Class C Shares Transactions	n/a	n/a	(20)	(13)	(4)	(1)	(22)	1

Class D Shares:
Shares issued	18	41	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	137	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(87)	(157)	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	(69)	21	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	(1,703)	(1,968)	68	(605)	(251)	(526)	184	348

“n/a” designates that the Fund does not offer this class.

(1)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (Continued)

	International Small Cap Fund		Louisiana Tax-Free Income Fund		Microcap Fund		Mississippi Tax-Free Income Fund
	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19
Institutional Class Shares:
Shares issued	221	443	20	42	179	319	8	45
Shares reinvested	—	20	2	1	—	28	5	—
Shares redeemed	(304)	(415)	(16)	(30)	(84)	(257)	(25)	(40)

Total Institutional Class Shares Transactions	(83)	48	6	13	95	90	(12)	5

Investor Class Shares:
Shares issued	2	5	7	6	4	3	9	14
Shares reinvested	—	1	1	3	—	1	2	6
Shares redeemed	(11)	(8)	(5)	(40)	(8)	(6)	(40)	(141)

Total Investor Class Shares Transactions	(9)	(2)	3	(31)	(4)	(2)	(29)	(121)

Class C Shares(1):
Shares issued	—	—	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—	—	—
Shares redeemed	—	—	(1)	—	(3)	—	(2)	—

Total Class C Shares Transactions	—	—	(1)	—	(3)	—	(2)	—

Net Change in Capital Shares	(92)	46	8	(18)	88	88	(43)	(116)

(1)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

	Quantitative Long/Short Fund		U.S. Small Cap Fund
	02/01/19 to 07/31/19	02/01/18 to 01/31/19	02/01/19 to 07/31/19	02/01/18 to 01/31/19
Institutional Class Shares:
Shares issued	1,302	1,537	354	502
Shares reinvested	—	439	—	107
Shares redeemed	(659)	(2,526)	(211)	(789)

Total Institutional Class Shares Transactions	643	(550)	143	(180)

Investor Class Shares:
Shares issued	201	405	15	66
Shares reinvested	—	66	—	4
Shares redeemed	(193)	(622)	(9)	(80)

Total Investor Class Shares Transactions	8	(151)	6	(10)

Class C Shares(1):
Shares issued	—	10	—	—
Shares reinvested	—	12	—	—
Shares redeemed	(153)	(61)	(3)	(5)

Total Class C Shares Transactions	(153)	(39)	(3)	(5)

Net Change in Capital Shares	498	(740)	146	(195)

(1)	On April 18, 2019, the Trust’s Board of Trustees approved the merger of Class C Shares into Investor Class Shares effective May 24, 2019.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

July 31, 2019 (Unaudited)

5.	Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six month period ended July 31, 2019 were as follows:

	Burkenroad Small Cap Fund (000)	Diversified Income Fund (000)	Diversified International Fund (000)	Dynamic Asset Allocation Fund (000)	International Small Cap Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—
Other	56,413	12,915	16,197	16,819	5,963

Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—
Other	138,116	10,722	21,866	14,028	6,656

	Louisiana Tax-Free Income Fund (000)	Microcap Fund (000)	Mississippi Tax-Free Income Fund (000)	Quantitative Long/Short Fund (000)	U.S. Small Cap Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—
Other	117	8,772	417	45,254	8,869

Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—
Other	—	6,629	1,981	44,254	6,823

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(accumulated loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on April 30. The following tax disclosure is representative as of April 30, 2019, except for the tax character of distributions and Federal tax cost and aggregate tax gross unrealized appreciation and depreciation on investments, which are representative as of January 31, 2019 with tax basis adjustments as of April 30, 2019.

Notes to Financial Statements (Continued)

The tax character of dividends and distributions declared during the years ended January 31, 2019 and January 31, 2018 was as follows (000):

	Ordinary Income		Long-Term Capital Gain		Tax-Exempt		Return of Capital		Totals
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Burkenroad Small Cap Fund	$4,743	$—	$98,048	$53,132	$—	$—	$—	$—	$102,791	$53,132
Diversified Income Fund	1,244	2,098	—	—	—	—	407	554	1,651	2,652
Diversified International Fund	2,614	2,649	—	—	—	—	—	—	2,614	2,649
Dynamic Asset Allocation Fund	196	56	—	—	—	—	—	—	196	56
International Small Cap Fund	240	298	248	—	—	—	—	—	488	298
Louisiana Tax-Free Income Fund	4	4	—	—	165	196	—	—	169	200
Microcap Fund	10	—	417	258	—	—	—	—	427	258
Mississippi Tax-Free Income Fund	7	8	—	—	339	401	—	—	346	409
Quantitative Long/Short Fund	809	—	9,086	2,175	—	—	—	—	9,895	2,175
U.S. Small Cap Fund	14	15	1,513	—	—	—	—	—	1,527	15

Amounts are as of fiscal year end, tax character will be determined upon the Funds’ tax year end April 30th.

Amounts designated as “—” are either $0 or have been rounded to $0.

As of April 30, 2019, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Undistributed ordinary income	$36,285	$470	$1,273	$3	$229
Unrealized appreciation (depreciation)	114,996	1,153	59,459	461	53
Capital Loss Carryforward	—	(9,131)	(1,592)	(474)	(1,694)
Late-Year Loss Deferral	(848)	—	—	—	—
Post October losses	—	(394)	—	(282)	—
Other temporary differences	—	(6)	—	—	—

Total distributable earnings (accumulated losses)	$150,433	$(7,908)	$59,140	$(292)	$(1,412)

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund
Undistributed ordinary income	$—	$—	$—	$585	$—
Undistributed tax-exempt	—	—	1	—	—
Unrealized appreciation (depreciation)	190	437	377	14,769	(413)
Capital Loss Carryforward	(191)	(178)	(539)	—	—
Late-Year Loss Deferral	—	—	—	—	(50)
Post October losses	(30)	(472)	(21)	(1,239)	(1,535)

Total distributable earnings (accumulated losses)	$(31)	$(213)	$(182)	$14,115	$(1,998)

July 31, 2019 (Unaudited)

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2019 through April 30, 2019 and specified losses realized on investment transactions from November 1, 2018 through April 30, 2019, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

During the year ended April 30, 2019, the Diversified International Fund and the U.S. Small Cap Fund utilized capital loss carryforwards to offset realized capital gains in the amount (000) of $1,634 and $886, respectively.

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2019, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period (000):

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Diversified Income Fund	$6,892	$2,239	$9,131
Diversified International Fund	—	1,592	1,592
Dynamic Asset Allocation Fund	474	—	474
International Small Cap Fund	1,694	—	1,694
Louisiana Tax-Free Income Fund	171	20	191
Microcap Fund	178	—	178
Mississippi Tax-Free Income Fund	161	378	539

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2019 were as follows:

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Burkenroad Small Cap Fund	$227,005	$93,932	$(15,593)	$78,339
Diversified Income Fund	43,092	2,808	(1,157)	1,651
Diversified International Fund	169,668	67,021	(10,255)	56,766
Dynamic Asset Allocation Fund	13,448	643	(31)	612
International Small Cap Fund	13,264	1,268	(1,062)	206
Louisiana Tax-Free Income Fund	6,341	286	—	286
Microcap Fund	14,604	1,914	(1,032)	882
Mississippi Tax-Free Income Fund	11,774	549	—	549
Quantitative Long/Short Fund	130,732	16,548	(2,381)	14,167
U.S. Small Cap Fund	26,315	3,153	(3,631)	(478)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Quantitative Long/Short Fund at July 31, 2019 was as follows:

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Quantitative Long/Short Fund	$(8,475)	$770	$(240)	$530

Notes to Financial Statements (Continued)

7.	Other:

On July 31, 2019, the number of shareholders below held the following percentage of the outstanding shares of the Funds:

	Number of Shareholders	% of Outstanding Shares
Burkenroad Small Cap Fund, Institutional Class	1	46
Burkenroad Small Cap Fund, Investor Class	1	23
Burkenroad Small Cap Fund, Class D	2	29
Diversified Income Fund, Institutional Class	1	87
Diversified Income Fund, Investor Class	2	36
Diversified International Fund, Institutional Class	4	97
Diversified International Fund, Investor Class	2	21
Dynamic Asset Allocation Fund, Institutional Class	1	100
Dynamic Asset Allocation Fund, Investor Class	2	60
International Small Cap Fund, Institutional Class	1	100
International Small Cap Fund, Investor Class	1	16
Louisiana Tax-Free Income Fund, Institutional Class	1	93
Louisiana Tax-Free Income Fund, Investor Class	3	47
Microcap Fund, Institutional Class	1	100
Microcap Fund, Investor Class	1	36
Mississippi Tax-Free Income Fund, Institutional Class	1	98
Mississippi Tax-Free Income Fund, Investor Class	1	11
Quantitative Long/Short Fund, Institutional Class	1	65
Quantitative Long/Short Fund, Investor Class	1	37
U.S. Small Cap Fund, Institutional Class	2	91
U.S. Small Cap Fund, Investor Class	1	69

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC, or any government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below:

Municipal Securities Risk (Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund) – Because the Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund primarily purchases municipal bonds, the Funds are more susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

The Fund’s concentration of investments in securities of issuers located in Louisiana or Mississippi subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not have as great a concentration in Louisiana or Mississippi. As with Louisiana or Mississippi municipal securities, events in any of the U.S. territories where the Fund is invested may affect the Fund’s investments and its performance.

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund’s income may be taxable to shareholders subject to the federal alternative minimum tax.

July 31, 2019 (Unaudited)

Fixed Income Securities Risk (Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Diversified Income Fund) – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. The volatility of lower-rated securities is even greater than that of higher-rated securities. Interest rate risk is generally greater for fixed income securities with longer maturities or duration.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High Yield Securities Risk (Louisiana Tax-Free Income Fund, Mississippi Tax-Free Income Fund and Diversified Income Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

Investment in Other Investment Companies Risk (Diversified Income Fund, Diversified International Fund, Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund) – To the extent the Fund invests in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Non-Diversification Risk (Louisiana Tax-Free Income Fund and Mississippi Tax-Free Income Fund) – Because the Fund is nondiversified, it may be more susceptible to a single

Notes to Financial Statements (Continued)

adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities.

Equity Risk (Burkenroad Small Cap Fund, Diversified Income Fund, Diversified International Fund, International Small Cap Fund, Microcap Fund, Quantitative Long/Short Fund and U.S. Small Cap Fund) – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small- and Mid-Capitalization Company Risk (Burkenroad Small Cap Fund, Diversified Income Fund, International Small Cap Fund, Quantitative Long/Short Fund and U.S. Small Cap Fund) – The mid- and small-capitalization companies the Fund may invest in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Mortgage-Backed Securities Risk (Diversified Income Fund) – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. The Fund may have to re-invest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Asset-Backed Securities Risk (Diversified Income Fund) – Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage backed securities. This is because certain asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

U.S. Government Securities Risk (Diversified Income Fund) – U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Company Risk (Diversified Income Fund, Diversified International Fund and International Small Cap Fund) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there

July 31, 2019 (Unaudited)

is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk (Diversified Income Fund and Diversified International Fund) – The Fund may invest in companies located or doing business in emerging market countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

MLPs Risk (Diversified Income Fund) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REITs Risk (Burkenroad Small Cap Fund, Diversified Income Fund, Microcap Fund, Quantitative Long/Short Fund and U.S. Small Cap Fund) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Bank Loans Risk (Diversified Income Fund) – The Fund may invest in bank loans through participations or assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a

Notes to Financial Statements (Continued)

result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. Investments in unsecured bank loans are subject to a greater risk of loss than investments in bank loans secured by collateral.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Short Sales Risk (Quantitative Long/Short Fund) – The Fund is also subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity.

Derivatives Risk (Quantitative Long/Short Fund) – Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives

July 31, 2019 (Unaudited)

are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Portfolio Turnover Risk (Dynamic Asset Allocation Fund and Quantitative Long/Short Fund) – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Regional Focus Risk (Burkenroad Small Cap Fund) – The Fund’s concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas subjects the Fund to economic conditions and government policies within those states. As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

Asset Allocation Risk (Dynamic Asset Allocation Fund) – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among the various asset classes and selection of the Underlying ETFs will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Underlying ETFs Investment Risk (Dynamic Asset Allocation Fund) – The Fund’s investments in Underlying ETFs will subject it to substantially the same risks as those associated with the direct ownership of the securities held by such Underlying ETFs. As a shareholder of an Underlying ETF, the Fund relies on the Underlying ETF to achieve its investment objective. If the Underlying ETF fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in an Underlying ETF, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the Underlying ETF, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because the value of the Underlying ETFs depends on the demand in the market, they may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance. Investments in Underlying ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Before investing in the Fund, investors should assess the risks associated with the Underlying ETFs and the types of investments made, or tracked, by the Underlying ETFs. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will depend on its allocations to the Underlying ETFs.

Equity Risk – Investments in common stocks are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of foreign investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less

Notes to Financial Statements (Continued)

publicly available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Moreover, the currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Preferred Stocks Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Fixed Income Securities Risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise, and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Interest rate risk is generally greater for lower-rated securities and securities with longer maturities or durations.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower-rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High Yield Securities Risk – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial condition of the issuer of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds, and a

July 31, 2019 (Unaudited)

lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

U.S. Government Securities Risk – Investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Foreign Sovereign Debt Securities Risk – The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Municipal Securities Risk – Municipal securities are susceptible to adverse economic, political or regulatory changes that may impact the ability of municipal issuers to repay principal and to make interest payments. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes. Mortgage-Backed Securities Risk – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. Prepaid amounts may have to be reinvested at lower interest rates.

Mortgage-Backed Securities Risk – The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore difficult to calculate how they will respond to changes in interest rates. Prepaid amounts may have to be reinvested at lower interest rates.

Asset-Backed Securities Risk – Asset-backed securities are subject to risks similar to those associated with mortgage backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because certain asset-backed securities do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Moreover, the value of the collateral may be insufficient to cover the principal amount of the obligation. Other asset-backed securities do not have the benefit of a security interest in collateral at all.

Commodities Risk – The prices of physical commodities (such as energy, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating

Notes to Financial Statements (Continued)

expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation.

MLPs Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed 36 to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Derivatives Risk – Derivatives are often more volatile than other investments and may magnify gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives purchased or sold. The lack of a liquid secondary market for a derivative may prevent the closing of derivative positions and could adversely impact the ability to realize profits or limit losses. Because derivative instruments may be purchased for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss. Derivatives are often more volatile than other investments and more can be lost from a derivative than the amount originally invested in it.

Micro-Capitalization Company Risk (Microcap Fund) – The micro-capitalization companies that the Fund invests in may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- or small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market. Investing in micro-capitalization companies requires a longer term investment view and may not be appropriate for all investors. The Fund is also subject to the risk that the Fund’s particular investment style, which focuses on micro-capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Call Risk – During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause a Fund’s average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Credit Risk – The possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

10.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

July 31, 2019 (Unaudited)

11.	New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12.	Subsequent Events:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2019.

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 22, 2019 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Diversified Income Fund, Hancock Horizon U.S. Small Cap Fund, Hancock Horizon Dynamic Asset Allocation Fund, Hancock Horizon Microcap Fund and Hancock Horizon International Small Cap Fund;

•	the sub-advisory agreement between the Adviser and EARNEST Partners, LLC (“EARNEST”), on behalf of the Hancock Horizon Diversified International Fund; and

•	the sub-advisory agreement between the Adviser and Globeflex Capital, L.P. (“Globeflex,” and, together with EARNEST, the “Sub-Advisers”), on behalf of the Hancock Horizon International Small Cap Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the services provided by the Adviser and its affiliates and the Sub-Advisers; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

July 31, 2019 (Unaudited)

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and its affiliates and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and its Affiliates and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. In addition, the Board considered the nature, extent and quality of certain custodial, transfer agency, shareholder servicing and distribution services provided to the Funds by the Adviser and/or its affiliates. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements (concluded)

indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Hancock Horizon Diversified International Fund or the Hancock Horizon International Small Cap Fund, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as compensation earned from the Funds by the Adviser and/or its affiliates for custodial, transfer agency, shareholder servicing and distribution services, and research and brokerage services received by the Adviser and the Sub-Advisers and their affiliates under soft dollar arrangements. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable

July 31, 2019 (Unaudited)

on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

HHF-SA-001-1200

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: October 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: October 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: October 8, 2019

* Print the name and title of each signing officer under his or her signature.